American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible International Equity ETF (AVSD)
November 30, 2023

Avantis Responsible International Equity ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Australia — 6.6%
88 Energy Ltd.(1)	33,848	113
Accent Group Ltd.	14,551	17,353
Acrow Ltd.	21,083	13,265
Adairs Ltd.	3,245	3,326
Aeris Resources Ltd.(1)(2)	6,017	436
ALS Ltd.	3,616	29,157
Altium Ltd.	1,668	49,486
AMP Ltd.	90,309	55,701
Ansell Ltd.	1,038	16,252
ANZ Group Holdings Ltd.	25,641	412,468
ARB Corp. Ltd.(2)	858	17,811
ASX Ltd.	1,075	41,222
Atlas Arteria Ltd.	14,553	55,697
Aurizon Holdings Ltd.	58,461	136,369
Australian Clinical Labs Ltd.	2,983	5,154
Australian Ethical Investment Ltd.	1,527	4,955
Australian Finance Group Ltd.	4,003	3,991
Baby Bunting Group Ltd.	2,286	2,520
Bank of Queensland Ltd.(2)	12,309	44,731
Bapcor Ltd.	6,581	23,380
Bega Cheese Ltd.	6,100	12,864
Bendigo & Adelaide Bank Ltd.	10,721	63,079
Brambles Ltd.	31,114	274,195
Bravura Solutions Ltd.(1)	7,594	3,762
Brickworks Ltd.	1,141	18,917
CAR Group Ltd.	2,852	52,408
Cedar Woods Properties Ltd.	837	2,579
Cettire Ltd.(1)	6,127	12,503
Challenger Ltd.	11,683	45,697
Cleanaway Waste Management Ltd.	11,990	19,465
Cochlear Ltd.	430	77,553
Codan Ltd.	756	4,541
Coles Group Ltd.	17,627	178,387
Commonwealth Bank of Australia	8,647	597,346
Computershare Ltd.	2,976	46,418
Credit Corp. Group Ltd.	2,072	17,646
CSL Ltd.	900	156,156
Data#3 Ltd.	2,840	14,711
Deterra Royalties Ltd.	6,813	22,277
Domino's Pizza Enterprises Ltd.	364	12,919
Eagers Automotive Ltd.	3,646	32,256
Emeco Holdings Ltd.	13,214	5,316
Endeavour Group Ltd.	18,897	61,481
Evolution Mining Ltd.	53,155	142,848
EVT Ltd.	4,813	34,598
Firefinch Ltd.(1)	1,565	10
FleetPartners Group Ltd.(1)	6,946	12,930
Fortescue Metals Group Ltd.	24,664	405,005
G8 Education Ltd.(2)	2,491	1,556

GUD Holdings Ltd.	2,629	19,161
GWA Group Ltd.	2,498	3,241
Hansen Technologies Ltd.	1,890	6,671
Harvey Norman Holdings Ltd.	15,993	41,529
Hastings Technology Metals Ltd.(1)	2,200	988
Hawsons Iron Ltd.(1)	8,510	242
Healius Ltd.(1)	1,941	1,918
Helia Group Ltd.	16,849	45,913
Humm Group Ltd.(2)	7,281	2,115
IDP Education Ltd.	1,932	28,903
IGO Ltd.	15,225	85,667
Imdex Ltd.	12,516	14,940
Infomedia Ltd.	8,588	8,476
Insignia Financial Ltd.	18,006	25,025
Insurance Australia Group Ltd.	30,661	120,398
Integral Diagnostics Ltd.	710	836
James Hardie Industries PLC(1)	9,196	293,669
JB Hi-Fi Ltd.	3,992	126,033
Lendlease Corp. Ltd.	7,039	30,769
Lifestyle Communities Ltd.	1,471	16,227
Link Administration Holdings Ltd.	11,115	10,046
Lovisa Holdings Ltd.	1,140	14,446
Lycopodium Ltd.	1,725	11,934
Lynas Rare Earths Ltd.(1)	10,045	43,749
Macquarie Group Ltd.	2,228	248,190
Magellan Financial Group Ltd.	11,430	56,159
Mayne Pharma Group Ltd.	1,458	5,019
McMillan Shakespeare Ltd.	2,445	28,769
Medibank Pvt Ltd.	56,161	128,401
Mesoblast Ltd.(1)	7,119	1,909
Mineral Resources Ltd.	1,598	64,144
MMA Offshore Ltd.(1)	18,610	19,448
Myer Holdings Ltd.	28,071	9,632
National Australia Bank Ltd.	25,116	470,439
Netwealth Group Ltd.	1,748	17,175
NEXTDC Ltd.(1)	2,899	24,893
nib holdings Ltd.	12,929	64,763
Nick Scali Ltd.	3,345	24,262
Nine Entertainment Co. Holdings Ltd.	23,115	29,499
Nuix Ltd.(1)	2,781	3,293
OFX Group Ltd.(1)	6,635	6,288
Omni Bridgeway Ltd.(1)	5,131	5,255
oOh!media Ltd.	9,723	9,249
Orora Ltd.	28,693	48,070
Pantoro Ltd.(1)	1,316	46
Pepper Money Ltd.(2)	2,013	1,551
Perpetual Ltd.	2,130	31,628
PEXA Group Ltd.(1)	432	3,410
Platinum Asset Management Ltd.	17,359	14,069
Praemium Ltd.(1)(2)	5,901	1,641
Premier Investments Ltd.	3,447	55,522
Pro Medicus Ltd.	521	30,424
PWR Holdings Ltd.	1,091	7,181
QBE Insurance Group Ltd.	28,013	285,031
Qube Holdings Ltd.	11,073	21,324

Ramsay Health Care Ltd.	715	23,218
REA Group Ltd.	467	47,893
Reece Ltd.(2)	1,448	18,472
Reliance Worldwide Corp. Ltd.	11,663	29,621
Renascor Resources Ltd.(1)(2)	831	82
Ridley Corp. Ltd.	7,146	10,839
SEEK Ltd.	2,138	33,693
Seven Group Holdings Ltd.	2,932	62,141
Seven West Media Ltd.(1)	24,440	4,035
Sigma Healthcare Ltd.	47,079	21,765
Silver Mines Ltd.(1)	5,963	685
Sims Ltd.	5,619	49,456
SiteMinder Ltd.(1)	8,189	26,183
SmartGroup Corp. Ltd.	2,937	16,681
Solvar Ltd.	1,397	962
Sonic Healthcare Ltd.	5,569	107,766
Southern Cross Media Group Ltd.	4,555	3,155
SRG Global Ltd.	15,231	6,648
Steadfast Group Ltd.	7,209	26,827
Suncorp Group Ltd.	11,472	105,911
Super Retail Group Ltd.	6,759	61,957
Technology One Ltd.	4,079	42,199
Telstra Group Ltd.	60,998	154,133
Temple & Webster Group Ltd.(1)(2)	249	1,337
Transurban Group	23,278	198,887
Treasury Wine Estates Ltd.	13,332	94,285
Ventia Services Group Pty Ltd.	1,980	3,928
Vulcan Steel Ltd.	154	751
Webjet Ltd.(1)	4,684	20,309
Wesfarmers Ltd.	7,861	273,450
Westpac Banking Corp.	31,382	442,601
WiseTech Global Ltd.	808	35,583
Woolworths Group Ltd.	10,080	232,347
Xero Ltd.(1)	1,050	71,588
		8,161,778
Austria — 0.3%
ANDRITZ AG	546	29,623
AT&S Austria Technologie & Systemtechnik AG	725	19,447
BAWAG Group AG(1)	493	25,715
CA Immobilien Anlagen AG	93	3,033
Erste Group Bank AG	1,878	75,949
Eurotelesites AG(1)	244	886
Immofinanz AG(1)	861	17,772
Oesterreichische Post AG	614	21,037
Porr Ag	160	2,095
Raiffeisen Bank International AG	2,684	44,754
Semperit AG Holding	89	1,370
Telekom Austria AG(1)	1,025	8,105
Verbund AG	345	32,865
Vienna Insurance Group AG Wiener Versicherung Gruppe	435	12,445
Wienerberger AG	1,217	34,722
		329,818
Belgium — 0.9%
Ackermans & van Haaren NV	545	90,008
Ageas SA	2,587	111,416

AGFA-Gevaert NV(1)	2,215	3,280
Anheuser-Busch InBev SA, ADR(2)	3,312	208,424
Argenx SE, ADR(1)	102	45,962
Barco NV	769	12,925
Bekaert SA	1,134	52,638
bpost SA(2)	3,152	15,861
Cie d'Entreprises CFE	191	1,525
Deceuninck NV	384	949
D'ieteren Group	251	42,891
Elia Group SA	219	23,735
Etablissements Franz Colruyt NV	1,105	47,701
Fagron	1,920	36,381
Galapagos NV, ADR(1)(2)	405	15,159
Gimv NV	390	18,644
KBC Ancora	1,085	42,825
KBC Group NV	2,595	148,765
Kinepolis Group NV	441	21,842
Ontex Group NV(1)	112	855
Proximus SADP	2,578	24,742
Recticel SA	425	4,684
Shurgard Self Storage Ltd.	322	13,959
UCB SA	1,050	77,658
Umicore SA	2,284	61,036
VGP NV(2)	255	26,252
		1,150,117
Canada — 10.4%
ADENTRA, Inc.	1,328	25,064
AG Growth International, Inc.	342	12,756
AGF Management Ltd., Class B	3,069	16,420
Agnico Eagle Mines Ltd.	5,270	282,928
Aimia, Inc.(1)(2)	986	2,165
Alamos Gold, Inc., Class A	5,822	86,282
Amerigo Resources Ltd.(2)	3,612	3,673
Andlauer Healthcare Group, Inc.	404	11,909
Aritzia, Inc.(1)(2)	1,444	28,009
Ascot Resources Ltd.(1)	2,728	985
Atrium Mortgage Investment Corp.	545	4,057
AutoCanada, Inc.(1)(2)	686	9,282
B2Gold Corp.	26,414	89,153
Ballard Power Systems, Inc.(1)	2,445	8,703
Bank of Montreal	5,374	441,104
Bank of Nova Scotia	12,958	579,646
BCE, Inc.	545	21,459
Bird Construction, Inc.(2)	3,381	29,650
Bitfarms Ltd.(1)	10,070	14,545
Bonterra Energy Corp.(1)	869	3,874
Boralex, Inc., A Shares	2,779	63,139
Boston Pizza Royalties Income Fund	328	3,771
Boyd Group Services, Inc.	337	64,258
Brookfield Asset Management Ltd., Class A	1,311	45,901
Brookfield Corp.	1,940	68,424
Brookfield Renewable Corp., Class A	1,092	28,971
BRP, Inc.	643	39,709
CAE, Inc.(1)	2,159	42,927
Calian Group Ltd.	20	830

Cameco Corp.(2)	2,124	97,532
Canaccord Genuity Group, Inc.(2)	772	3,761
Canada Goose Holdings, Inc.(1)	783	8,684
Canadian Imperial Bank of Commerce	11,861	490,366
Canadian National Railway Co.	2,340	271,533
Canadian Pacific Kansas City Ltd.	2,484	178,829
Canadian Tire Corp. Ltd., Class A	367	38,175
Canadian Western Bank(2)	2,598	56,097
Canfor Corp.(1)	1,297	15,341
Capstone Copper Corp.(1)	7,349	30,112
Cascades, Inc.	1,092	9,882
CCL Industries, Inc., Class B	1,436	59,188
Celestica, Inc.(1)	4,890	131,750
CGI, Inc.(1)	1,557	158,310
CI Financial Corp.	1,811	18,765
Cineplex, Inc.(1)	545	3,197
Cogeco Communications, Inc.	328	12,591
Colliers International Group, Inc.	328	34,131
Computer Modelling Group Ltd.	3,036	22,553
Constellation Software, Inc.	164	385,215
Corby Spirit & Wine Ltd.(2)	545	4,960
Corus Entertainment, Inc., B Shares(2)	4,206	1,798
Definity Financial Corp.	1,379	37,571
Descartes Systems Group, Inc.(1)	826	67,093
Docebo, Inc.(1)	342	15,233
Dollarama, Inc.	1,918	139,297
Doman Building Materials Group Ltd.	4,022	19,829
Dorel Industries, Inc., Class B(1)	1,092	4,048
DREAM Unlimited Corp., Class A	328	4,880
Dye & Durham Ltd.	352	3,588
Eldorado Gold Corp. (Toronto)(1)	5,259	69,025
Element Fleet Management Corp.	10,182	164,029
Empire Co. Ltd., Class A	3,933	106,893
Enghouse Systems Ltd.	486	12,206
EQB, Inc.	1,344	75,671
Fairfax Financial Holdings Ltd.	357	328,144
Finning International, Inc.	5,096	129,602
First National Financial Corp.	545	14,760
FirstService Corp.	164	25,736
Fission Uranium Corp.(1)	5,439	4,048
Fortuna Silver Mines, Inc.(1)	5,990	23,219
Franco-Nevada Corp.	440	49,281
Gear Energy Ltd.(2)	7,303	3,606
George Weston Ltd.	721	84,563
Gildan Activewear, Inc.	2,347	84,959
goeasy Ltd.	437	42,922
GoldMining, Inc.(1)	3,485	3,133
Great-West Lifeco, Inc.(2)	4,445	142,068
Hammond Power Solutions, Inc.	544	32,854
Hudbay Minerals, Inc.	3,498	15,880
Hydro One Ltd.	5,933	164,923
iA Financial Corp., Inc.	3,246	216,751
IGM Financial, Inc.	664	16,486
InPlay Oil Corp.	1,143	1,963
Intact Financial Corp.	2,204	341,576

Interfor Corp.(1)	1,422	21,755
Journey Energy, Inc.(1)(2)	1,379	4,136
Kinross Gold Corp.	26,207	154,505
Labrador Iron Ore Royalty Corp.	1,096	25,394
Laurentian Bank of Canada	953	18,155
Lightspeed Commerce, Inc.(1)	966	15,519
Linamar Corp.	1,377	58,461
Loblaw Cos. Ltd.	1,811	156,149
Lumine Group, Inc.(1)	404	6,937
Lundin Mining Corp.(2)	16,169	112,008
Magna International, Inc.(2)	5,437	293,136
Manulife Financial Corp.	24,913	487,997
Martinrea International, Inc.	2,722	24,032
MCAN Mortgage Corp.	328	3,768
MDA Ltd.(1)	2,960	25,086
Medical Facilities Corp.	193	1,260
Metro, Inc.	2,229	111,717
Mullen Group Ltd.	2,958	28,600
National Bank of Canada	5,140	340,609
Neo Performance Materials, Inc.	328	1,779
NFI Group, Inc.(1)	53	506
North West Co., Inc.	1,998	52,668
Northern Dynasty Minerals Ltd.(1)(2)	5,439	1,804
Nutrien Ltd.	4,111	219,888
Onex Corp.	1,669	112,898
Open Text Corp.	3,324	132,989
Osisko Gold Royalties Ltd. (Toronto)	2,223	32,568
Pan American Silver Corp.(2)	11,001	172,358
Pason Systems, Inc.	4,597	48,784
Pizza Pizza Royalty Corp.	545	5,683
Polaris Renewable Energy, Inc.	506	4,825
Power Corp. of Canada	2,210	61,156
Quebecor, Inc., Class B	1,857	41,206
RB Global, Inc.(2)	770	48,943
Real Matters, Inc.(1)(2)	3,053	12,397
Restaurant Brands International, Inc.	2,202	156,612
Richelieu Hardware Ltd.	2,400	76,053
Rogers Communications, Inc., Class B	3,978	171,292
Royal Bank of Canada	7,185	649,268
Russel Metals, Inc.	2,690	75,886
Sandstorm Gold Ltd.	2,355	11,923
Saputo, Inc.	1,134	22,046
Sherritt International Corp.(1)	7,075	1,747
Shopify, Inc., Class A(1)	2,189	159,463
Sleep Country Canada Holdings, Inc.	729	12,732
Softchoice Corp.	545	6,707
Spin Master Corp., VTG Shares	770	18,726
SSR Mining, Inc.(2)	303	3,575
Stantec, Inc.	1,350	100,602
Stella-Jones, Inc.	1,000	57,570
STEP Energy Services Ltd.(1)	225	642
StorageVault Canada, Inc.	3,713	12,778
Sun Life Financial, Inc.	4,208	212,486
Teck Resources Ltd., Class B	7,553	284,542
TELUS Corp.	106	1,897

TELUS Corp. (Toronto)	2,784	49,814
TFI International, Inc.	1,188	140,569
Thomson Reuters Corp.	544	76,002
Tidewater Midstream & Infrastructure Ltd.(2)	10,505	7,742
TMX Group Ltd.	1,374	29,668
Toromont Industries Ltd.	1,097	88,523
Toronto-Dominion Bank	9,154	558,165
Total Energy Services, Inc.	986	5,733
Transcontinental, Inc., Class A	770	6,310
Tricon Residential, Inc. (Toronto)	5,577	43,935
Trisura Group Ltd.(1)	18	449
Viemed Healthcare, Inc.(1)	1,354	10,497
Wajax Corp.	1,092	21,511
West Fraser Timber Co. Ltd.	1,422	103,138
Western Forest Products, Inc.(2)	9,156	4,318
Westport Fuel Systems, Inc.(1)	143	1,036
Westshore Terminals Investment Corp.	328	6,290
Wheaton Precious Metals Corp.	1,580	77,256
Winpak Ltd.	328	9,473
WSP Global, Inc.	869	120,288
		12,745,141
China†
Chow Tai Fook Jewellery Group Ltd.	7,200	10,453
Zensun Enterprises Ltd.(1)	3,000	88
		10,541
Denmark — 2.9%
ALK-Abello A/S(1)	864	11,972
Alm Brand A/S	7,930	13,037
AP Moller - Maersk A/S, A Shares	35	54,296
AP Moller - Maersk A/S, B Shares	46	72,634
Bavarian Nordic A/S(1)	484	11,792
Carlsberg AS, B Shares	287	35,606
cBrain A/S	131	4,713
Chemometec A/S	378	18,938
Chr Hansen Holding A/S	278	22,262
Coloplast A/S, B Shares	328	38,703
Danske Bank A/S	7,614	197,274
Demant A/S(1)	271	11,493
DSV A/S	421	63,338
FLSmidth & Co. A/S	635	26,285
Genmab A/S, ADR(1)	2,893	91,448
GN Store Nord AS(1)	202	4,754
H Lundbeck A/S	6,304	30,092
H Lundbeck A/S, A Shares	615	2,653
H+H International A/S, B Shares(1)	240	2,687
Jyske Bank A/S(1)	1,347	93,261
Nilfisk Holding A/S(1)	94	1,501
NKT A/S(1)	1,484	92,152
Novo Nordisk A/S, ADR	17,584	1,790,755
Novozymes A/S, B Shares	1,638	84,940
Orsted AS	857	40,354
Pandora A/S	1,306	176,307
Per Aarsleff Holding A/S	720	34,062
Ringkjoebing Landbobank A/S	323	44,827
ROCKWOOL A/S, B Shares	205	55,427

Royal Unibrew A/S	548	35,404
Solar A/S, B Shares	152	9,636
Spar Nord Bank A/S	1,235	18,764
Sparekassen Sjaelland-Fyn A/S	222	6,467
Sydbank AS	1,730	76,034
Topdanmark AS	1,247	58,732
Tryg A/S	1,579	34,074
Vestas Wind Systems A/S(1)	7,774	214,956
		3,581,630
Finland — 0.8%
Aktia Bank Oyj	1,725	16,418
Anora Group Oyj	153	695
Cargotec Oyj, B Shares	879	44,324
Citycon Oyj(1)	1,678	9,505
Elisa Oyj	1,120	50,133
Harvia Oyj(2)	575	15,658
Huhtamaki Oyj	995	38,558
Kemira Oyj	1,098	18,469
Kesko Oyj, B Shares	3,209	61,379
Kojamo Oyj	2,417	26,941
Kone Oyj, B Shares	1,868	83,155
Konecranes Oyj	642	25,411
Lassila & Tikanoja Oyj	218	2,260
Mandatum Oyj(1)	2,324	9,944
Marimekko Oyj	636	8,571
Metso Oyj	6,388	62,927
Nokia Oyj, ADR(2)	16,435	57,194
Nokian Renkaat Oyj	3,618	29,426
Orion Oyj, Class B	1,397	55,422
Puuilo Oyj	830	7,877
QT Group Oyj(1)	235	16,278
Raisio Oyj, V Shares	435	932
Sampo Oyj, A Shares	2,324	101,636
Sanoma Oyj	321	2,419
Stora Enso Oyj, R Shares	5,414	70,347
Taaleri Oyj	204	1,894
Talenom Oyj(2)	180	1,036
TietoEVRY Oyj	147	3,227
Tokmanni Group Corp.	618	8,692
UPM-Kymmene Oyj	2,187	76,511
Valmet Oyj(2)	487	12,998
Wartsila Oyj Abp(2)	1,729	23,893
YIT Oyj(2)	3,246	6,805
		950,935
France — 9.7%
Aeroports de Paris SA(2)	554	68,310
Airbus SE	3,294	489,531
ALD SA	3,532	24,331
Alstom SA(2)	1,255	15,551
Alten SA	331	45,323
Amundi SA	1,284	79,148
Antin Infrastructure Partners SA	4	52
APERAM SA	756	25,185
Arkema SA	1,400	142,460
Atos SE(1)(2)	1,487	9,504

Aubay	40	1,580
AXA SA	17,023	530,784
Beneteau SACA	659	8,068
Bigben Interactive(1)	79	301
BioMerieux	794	85,523
BNP Paribas SA	6,900	433,782
Bureau Veritas SA	3,734	90,403
Capgemini SE	473	96,946
Carrefour SA	10,235	194,053
Casino Guichard Perrachon SA(1)(2)	285	203
Chargeurs SA	12	112
Cie de Saint-Gobain SA	10,983	716,047
Cie des Alpes	664	10,204
Cie Generale des Etablissements Michelin SCA	14,447	485,800
Cie Plastic Omnium SE	1,726	21,460
Coface SA	2,685	32,663
Credit Agricole SA	8,207	107,558
Danone SA	1,507	96,904
Dassault Systemes SE	1,781	83,530
DBV Technologies SA(1)	421	673
Derichebourg SA	1,583	8,245
Edenred SE	927	50,491
Elis SA	722	13,922
Equasens	32	2,053
EssilorLuxottica SA	565	107,885
Eurazeo SE	876	65,827
Euroapi SA(1)	537	3,045
Eurofins Scientific SE(2)	919	53,462
Euronext NV	376	31,212
Eutelsat Communications SA(1)(2)	4,930	20,354
Exail Technologies SA(1)	43	829
Fnac Darty SA	32	919
Forvia SE(1)	1,487	29,350
Genfit SA(1)	1,544	5,127
Getlink SE	7,519	137,396
Groupe LDLC	42	1,006
Guerbet	48	994
Hermes International SCA	177	366,835
ID Logistics Group SACA(1)	41	12,945
Ipsen SA	1,363	153,672
IPSOS SA	296	15,957
Jacquet Metals SACA	133	2,650
JCDecaux SE(1)	1,737	33,109
Kaufman & Broad SA	570	17,613
Kering SA	657	282,621
Legrand SA	1,400	135,029
LISI SA	451	11,020
L'Oreal SA	739	347,250
LVMH Moet Hennessy Louis Vuitton SE	1,208	924,457
Maisons du Monde SA	674	3,436
Manitou BF SA	90	2,079
Mersen SA	487	17,738
Metropole Television SA	501	6,840
Nacon SA(1)	13	24
Neoen SA	1,349	41,254

Nexans SA	603	47,479
Nexity SA	995	15,028
Orange SA, ADR(2)	37,254	445,185
Pernod Ricard SA	1,145	197,811
Prodways Group SA(1)	6	6
Publicis Groupe SA	1,083	91,521
Remy Cointreau SA	183	21,751
Renault SA	5,629	221,213
ReWorld Media SA(1)	137	509
Rexel SA	5,603	135,211
Safran SA	3,728	655,484
Sanofi SA, ADR	9,676	452,353
Sartorius Stedim Biotech	117	26,383
Schneider Electric SE	946	174,114
SCOR SE	1,732	54,693
SEB SA	212	24,170
SES SA	13,424	79,833
SES-imagotag SA(1)	229	25,742
SMCP SA(1)	1,130	4,283
Societe BIC SA	636	42,798
Societe Generale SA	13,530	340,504
SOITEC(1)	813	147,492
Solutions 30 SE(1)	5,585	14,379
Sopra Steria Group SACA	92	18,977
SPIE SA	1,830	53,586
STMicroelectronics NV, NY Shares	15,611	740,586
Technicolor Creative Studios SA(1)	18	32
Teleperformance SE	362	50,801
Television Francaise 1 SA	1,025	7,895
Thales SA	1,520	227,130
Trigano SA	326	50,330
Ubisoft Entertainment SA(1)	3,086	87,834
Valeo SE	6,641	96,430
Vantiva SA(1)(2)	2,147	267
Vinci SA	4,764	582,843
Virbac SACA	4	1,250
Vivendi SE	4,577	43,321
Worldline SA(1)	417	6,481
		11,988,340
Germany — 7.1%
1&1 AG	417	7,624
Adesso SE	6	641
adidas AG	675	141,300
ADLER Group SA(1)	687	261
Allianz SE	1,706	428,960
Amadeus Fire AG	75	9,890
Aroundtown SA(1)	6,324	14,892
Atoss Software AG	122	28,576
Aurubis AG	475	39,288
Auto1 Group SE(1)	510	3,220
BASF SE	6,478	301,340
Bayer AG	1,947	66,644
Bayerische Motoren Werke AG	2,846	296,958
Bayerische Motoren Werke AG, Preference Shares	431	40,957
BayWa AG	79	2,557

Bechtle AG	1,553	77,016
Beiersdorf AG	511	71,629
Bertrandt AG	36	1,794
Bijou Brigitte AG	198	9,037
Bilfinger SE	830	32,033
Borussia Dortmund GmbH & Co. KGaA(1)	2,465	9,786
Brenntag SE	1,734	150,014
CANCOM SE	544	16,287
Carl Zeiss Meditec AG, Bearer Shares	279	25,053
CECONOMY AG(1)	2,271	5,443
Cewe Stiftung & Co. KGAA	234	24,981
Cliq Digital AG	157	3,213
Commerzbank AG	13,412	164,184
CompuGroup Medical SE & Co. KgaA	190	7,318
Continental AG	1,972	153,041
Covestro AG(1)	3,613	189,994
CTS Eventim AG & Co. KGaA	668	45,821
Daimler Truck Holding AG	7,647	248,344
Datagroup SE	52	3,011
Delivery Hero SE(1)	521	16,515
Dermapharm Holding SE	294	13,048
Deutsche Bank AG	18,346	228,408
Deutsche Beteiligungs AG	127	3,571
Deutsche Boerse AG	1,072	203,796
Deutsche Lufthansa AG(1)	4,066	35,370
Deutsche Pfandbriefbank AG	1,633	10,065
Deutsche Post AG	6,784	318,774
Deutsche Telekom AG	17,596	421,745
Deutz AG	1,858	8,798
Dr. Ing. h.c. F. Porsche AG, Preference Shares	616	56,433
Duerr AG	1,334	29,404
ElringKlinger AG	385	2,460
Encavis AG(1)	1,858	27,665
Energiekontor AG	135	9,723
Evonik Industries AG	2,270	42,450
Evotec SE(1)	1,419	28,770
Fielmann AG	703	37,051
flatexDEGIRO AG(1)	1,096	12,769
Fraport AG Frankfurt Airport Services Worldwide(1)	435	24,881
Freenet AG	1,075	30,164
Fresenius Medical Care AG & Co. KGaA, ADR	2,751	56,423
Fresenius SE & Co. KGaA	252	8,002
GEA Group AG	1,804	66,376
Gerresheimer AG	378	35,816
Grand City Properties SA(1)	865	8,577
GRENKE AG	342	8,553
Hamburger Hafen und Logistik AG(1)	486	8,617
Hannover Rueck SE	750	178,998
HelloFresh SE(1)	4,330	66,395
Henkel AG & Co. KGaA	382	26,691
Henkel AG & Co. KGaA, Preference Shares	644	50,664
Hensoldt AG	1,068	28,097
HOCHTIEF AG	223	24,129
Hornbach Holding AG & Co. KGaA	137	8,855
Hugo Boss AG	1,394	97,707

Infineon Technologies AG	10,418	401,974
Instone Real Estate Group SE	807	5,408
JOST Werke SE	330	14,943
Jungheinrich AG, Preference Shares	943	30,692
KION Group AG	1,066	38,874
Kloeckner & Co. SE	2,201	23,106
Knorr-Bremse AG	1,135	71,213
Koenig & Bauer AG(1)	124	1,538
Kontron AG	994	23,703
Krones AG	259	29,264
Lanxess AG	1,119	27,223
LEG Immobilien SE(1)	460	35,249
Mercedes-Benz Group AG	4,360	283,484
Merck KGaA	224	39,237
METRO AG(1)	3,326	22,285
MTU Aero Engines AG	522	106,974
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	784	333,937
Mutares SE & Co. KGaA	403	14,008
Nagarro SE(1)	87	7,914
Nemetschek SE	464	40,508
New Work SE	40	3,214
Norma Group SE	945	15,999
Patrizia SE	269	2,066
Pfeiffer Vacuum Technology AG	43	7,095
Porsche Automobil Holding SE, Preference Shares	1,023	50,023
ProSiebenSat.1 Media SE	2,945	18,560
Puma SE	1,313	84,801
PVA TePla AG(1)	241	5,092
QIAGEN NV(1)	1,919	78,986
Rational AG	30	19,240
Rheinmetall AG	342	103,106
SAF-Holland SE	1,857	29,962
SAP SE, ADR	2,658	422,941
Sartorius AG, Preference Shares	133	42,920
Schaeffler AG, Preference Shares	2,657	14,710
Scout24 SE	429	29,893
Secunet Security Networks AG	12	1,835
SGL Carbon SE(1)	1,508	9,997
Siemens AG	1,207	202,755
Siemens Energy AG(1)	4,333	51,194
Siemens Healthineers AG	882	50,910
Siltronic AG	519	49,454
Sixt SE	317	31,519
Sixt SE, Preference Shares	579	39,786
SMA Solar Technology AG(1)	387	23,556
Stabilus SE	402	25,157
Stroeer SE & Co. KGaA	529	30,810
SUESS MicroTec SE	222	6,450
Symrise AG	392	44,124
TAG Immobilien AG(1)	6,357	87,099
Talanx AG(1)	1,275	92,533
TeamViewer SE(1)	2,505	36,335
Telefonica Deutschland Holding AG	30,954	79,354
United Internet AG	987	22,097
VERBIO Vereinigte BioEnergie AG	271	9,318

Vitesco Technologies Group AG, Class A(1)	390	39,858
Volkswagen AG	172	22,320
Volkswagen AG, Preference Shares	1,162	134,878
Vonovia SE	6,939	192,997
Wacker Chemie AG	164	20,071
Wacker Neuson SE	804	14,901
Zalando SE(1)	2,740	65,328
		8,721,645
Hong Kong — 1.9%
AIA Group Ltd.	49,200	422,979
ASMPT Ltd.	10,800	110,577
Bank of East Asia Ltd.	39,800	48,238
BOC Hong Kong Holdings Ltd.	42,000	112,296
Budweiser Brewing Co. APAC Ltd.	2,100	3,708
Cafe de Coral Holdings Ltd.	10,000	12,293
Chow Sang Sang Holdings International Ltd.	7,000	7,879
CITIC Telecom International Holdings Ltd.	3,000	1,150
CK Asset Holdings Ltd.	26,500	125,487
CK Hutchison Holdings Ltd.	27,000	135,460
C-Mer Eye Care Holdings Ltd.(1)	6,000	2,766
Comba Telecom Systems Holdings Ltd.	56,000	6,600
Cowell e Holdings, Inc.(1)(2)	8,000	20,102
EC Healthcare	3,000	801
ESR Group Ltd.	15,200	19,541
Futu Holdings Ltd., ADR(1)	486	26,205
Giordano International Ltd.	58,000	19,819
Hang Lung Group Ltd.	31,000	41,497
Hang Lung Properties Ltd.	44,000	58,826
Hang Seng Bank Ltd.	3,900	43,110
HKBN Ltd.	3,500	1,523
HKT Trust & HKT Ltd.	35,000	37,336
Hong Kong Aerospace Technology Group Ltd.(1)	11,000	5,579
Hong Kong Exchanges & Clearing Ltd.	3,600	127,449
Hongkong Land Holdings Ltd.	12,600	40,583
Hysan Development Co. Ltd.	30,000	56,253
Johnson Electric Holdings Ltd.	10,000	15,473
K Wah International Holdings Ltd.	7,000	1,657
Kerry Properties Ltd.	16,500	27,778
Luk Fook Holdings International Ltd.	5,000	13,949
Man Wah Holdings Ltd.	42,400	28,413
MTR Corp. Ltd.	14,000	50,183
New World Development Co. Ltd.	44,000	65,473
Oriental Watch Holdings	8,000	4,271
PC Partner Group Ltd.	2,000	776
Perfect Medical Health Management Ltd.	1,000	438
Singamas Container Holdings Ltd.	24,000	1,533
Sino Land Co. Ltd.	95,276	95,875
Sun Hung Kai Properties Ltd.	15,000	147,070
Swire Properties Ltd.	15,000	29,129
Tam Jai International Co. Ltd.	2,000	323
Techtronic Industries Co. Ltd.	22,000	223,518
Television Broadcasts Ltd.(1)	6,900	2,921
Texhong International Group Ltd.(1)	3,500	2,363
Theme International Holdings Ltd.(1)	30,000	2,226
Vitasoy International Holdings Ltd.	8,000	8,709

VTech Holdings Ltd.	4,900	28,896
Wharf Real Estate Investment Co. Ltd.	8,000	25,214
Yue Yuen Industrial Holdings Ltd.	15,000	17,198
		2,281,443
Ireland — 0.7%
AIB Group PLC	25,667	119,006
Bank of Ireland Group PLC	19,603	183,539
Cairn Homes PLC	21,615	29,958
Dalata Hotel Group PLC	9,874	44,334
Glanbia PLC	1,357	22,951
Glenveagh Properties PLC(1)	17,295	20,201
ICON PLC(1)	102	27,228
Kerry Group PLC, A Shares	651	52,691
Kingspan Group PLC	1,693	134,534
Origin Enterprises PLC	4,387	16,542
Smurfit Kappa Group PLC	4,081	155,046
Uniphar PLC	4,079	10,082
		816,112
Israel — 0.9%
AFI Properties Ltd.(1)	36	1,414
Africa Israel Residences Ltd.	78	4,057
Airport City Ltd.(1)	1,002	15,697
Alony Hetz Properties & Investments Ltd.	2,933	19,999
Amos Luzon Development & Energy Group Ltd.(1)	3,041	1,254
Amot Investments Ltd.	1,877	9,556
Argo Properties NV(1)	43	701
AudioCodes Ltd.	93	1,054
Azorim-Investment Development & Construction Co. Ltd.(1)	1,038	3,935
Azrieli Group Ltd.	362	20,997
Bank Hapoalim BM	11,490	97,072
Bank Leumi Le-Israel BM	11,801	88,455
Big Shopping Centers Ltd.(1)	204	18,235
Blue Square Real Estate Ltd.	108	6,800
Camtek Ltd.(1)	461	29,761
Ceragon Networks Ltd.(1)	1,293	2,444
Check Point Software Technologies Ltd.(1)	590	86,140
CyberArk Software Ltd.(1)	79	15,742
Danel Adir Yeoshua Ltd.	308	24,778
Danya Cebus Ltd.	430	11,184
Delta Galil Ltd.	132	5,079
Electra Consumer Products 1970 Ltd.	87	1,717
Electra Real Estate Ltd.	113	1,158
Energix-Renewable Energies Ltd.	5,868	18,533
Formula Systems 1985 Ltd.	51	3,051
Fox Wizel Ltd.	125	8,002
G City Ltd.	929	2,938
Gilat Satellite Networks Ltd.(1)	345	2,197
Global-e Online Ltd.(1)	632	21,646
Hilan Ltd.	156	7,978
Innoviz Technologies Ltd.(1)	164	280
Isracard Ltd.	7,039	27,510
Israel Discount Bank Ltd., A Shares	16,566	79,771
Israel Land Development Co. Ltd.	606	4,968
Isras Investment Co. Ltd.	36	6,789
Ituran Location & Control Ltd.	218	5,851

Magic Software Enterprises Ltd.	443	4,088
Matrix IT Ltd.	287	5,360
Mega Or Holdings Ltd.	226	4,254
Melisron Ltd.	399	27,720
Mivne Real Estate KD Ltd.	5,087	13,381
Mizrahi Tefahot Bank Ltd.	1,590	56,679
Nano Dimension Ltd., ADR(1)(2)	5,505	12,661
Neto Malinda Trading Ltd.(1)	79	827
Nice Ltd., ADR(1)(2)	184	34,914
Norstar Holdings, Inc.(1)	181	434
Nova Ltd.(1)	306	38,926
OY Nofar Energy Ltd.(1)	47	1,069
Perion Network Ltd.(1)	708	20,365
Prashkovsky Investments & Construction Ltd.	87	1,837
Retailors Ltd.	802	14,349
Sapiens International Corp. NV	577	14,630
Scope Metals Group Ltd.(1)	204	5,347
Shufersal Ltd.(1)	6,433	29,408
Strauss Group Ltd.(1)	417	8,005
Summit Real Estate Holdings Ltd.(1)	467	5,918
Tamar Petroleum Ltd.	637	2,609
Tel Aviv Stock Exchange Ltd.(1)	1,537	8,441
Teva Pharmaceutical Industries Ltd., ADR(1)	5,701	55,984
Wix.com Ltd.(1)	160	16,240
YH Dimri Construction & Development Ltd.	179	11,594
ZIM Integrated Shipping Services Ltd.	3,064	21,448
		1,073,231
Italy — 2.5%
ACEA SpA	2,155	29,441
Amplifon SpA	638	19,830
Arnoldo Mondadori Editore SpA	2,435	5,493
Assicurazioni Generali SpA	4,323	89,528
Azimut Holding SpA	2,267	55,133
Banca Generali SpA(2)	1,392	49,612
Banca IFIS SpA	532	9,107
Banca Mediolanum SpA	3,327	29,604
Banca Popolare di Sondrio SpA	4,954	30,705
Banco BPM SpA	19,306	106,951
BFF Bank SpA	4,397	50,378
BPER Banca	23,578	88,223
Brembo SpA	637	7,504
Brunello Cucinelli SpA(2)	713	59,005
Cairo Communication SpA	755	1,381
CNH Industrial NV	9,295	98,805
Credito Emiliano SpA	1,859	16,532
Davide Campari-Milano NV	963	10,518
De' Longhi SpA	520	16,040
DiaSorin SpA	36	3,412
Digital Bros SpA(2)	176	1,925
doValue SpA(2)	724	2,311
Enav SpA	1,599	5,715
Enel SpA	20,117	142,164
Esprinet SpA	42	221
Ferrari NV	607	218,749
Fila SpA	202	1,765

Fincantieri SpA(1)	3,160	1,832
FinecoBank Banca Fineco SpA	5,058	68,254
Geox SpA(1)	1,302	1,010
Infrastrutture Wireless Italiane SpA	405	5,008
Innovatec SpA(1)	639	908
Interpump Group SpA	219	10,204
Intesa Sanpaolo SpA	74,345	214,307
Iren SpA	42,375	94,191
Iveco Group NV(1)	6,291	51,175
Juventus Football Club SpA(1)	36,148	9,788
Leonardo SpA	4,122	63,260
Maire Tecnimont SpA	3,564	16,693
Mediobanca Banca di Credito Finanziario SpA	3,461	40,628
MFE-MediaForEurope NV, Class A	3,482	8,447
MFE-MediaForEurope NV, Class B(2)	818	2,813
Moncler SpA	1,296	71,816
Nexi SpA(1)	374	2,918
Orsero SpA	212	3,868
OVS SpA	7,871	17,038
Piaggio & C SpA	2,549	7,365
Poste Italiane SpA	8,564	92,301
Prysmian SpA	2,717	104,804
RAI Way SpA	2,397	12,745
Recordati Industria Chimica e Farmaceutica SpA(2)	344	16,567
Safilo Group SpA(1)	524	468
Salcef Group SpA(2)	245	6,281
Salvatore Ferragamo SpA(2)	1,255	15,885
Sanlorenzo SpA	136	5,904
Sesa SpA	135	15,582
Stellantis NV	13,995	304,173
Technogym SpA	2,558	22,267
Terna - Rete Elettrica Nazionale	19,323	155,688
Tod's SpA(1)	218	7,913
UniCredit SpA	17,527	478,046
Unieuro SpA(2)	212	2,103
Unipol Gruppo SpA	3,418	19,607
Webuild SpA	11,244	22,650
Wiit SpA	95	1,865
		3,126,424
Japan — 21.4%
77 Bank Ltd.	1,000	23,283
A&D HOLON Holdings Co. Ltd.	1,200	15,180
Adastria Co. Ltd.	700	17,974
ADEKA Corp.	600	11,654
Advantest Corp.	4,000	124,289
Aeon Co. Ltd.	8,500	175,809
Aeon Delight Co. Ltd.	200	4,748
Aeon Mall Co. Ltd.	3,100	36,021
Aica Kogyo Co. Ltd.	1,000	22,486
Aiful Corp.	3,300	8,458
Ain Holdings, Inc.	200	6,089
Air Water, Inc.	4,300	56,424
Aisan Industry Co. Ltd.	3,000	26,629
Ajinomoto Co., Inc.	3,300	123,199
Akatsuki, Inc.	100	1,561

Akebono Brake Industry Co. Ltd.(1)	3,000	2,397
Alfresa Holdings Corp.	5,200	83,741
Allied Architects, Inc.(1)	200	654
Alpen Co. Ltd.	100	1,317
Alps Alpine Co. Ltd.	3,200	28,014
Altech Corp.	700	12,897
Amano Corp.	500	10,608
Amvis Holdings, Inc.	500	9,709
AOKI Holdings, Inc.	600	4,801
Aoyama Trading Co. Ltd.	2,900	31,066
Aoyama Zaisan Networks Co. Ltd.	100	720
Aozora Bank Ltd.(2)	3,000	61,709
Arata Corp.	500	21,135
Arclands Corp.	2,800	31,162
Arcs Co. Ltd.	1,700	31,220
Argo Graphics, Inc.	300	7,580
Arisawa Manufacturing Co. Ltd.	300	2,220
AS One Corp.	300	10,289
Asahi Co. Ltd.	200	1,777
Asahi Diamond Industrial Co. Ltd.	900	5,597
Asahi Group Holdings Ltd.	300	11,107
Asahi Intecc Co. Ltd.	400	7,760
Asahi Kasei Corp.	14,700	102,062
Asahi Yukizai Corp.	200	5,728
Asics Corp.	3,000	107,515
ASKA Pharmaceutical Holdings Co. Ltd.	100	1,230
ASKUL Corp.	400	5,840
Astellas Pharma, Inc.	6,300	76,784
Atrae, Inc.(1)	100	484
Aucnet, Inc.	100	1,244
Autobacs Seven Co. Ltd.	3,000	31,299
Avant Group Corp.	400	4,023
Avex, Inc.	200	1,879
Axial Retailing, Inc.	200	5,265
Azbil Corp.	100	3,230
Bandai Namco Holdings, Inc.	3,600	71,587
Bando Chemical Industries Ltd.	500	5,285
Bank of Iwate Ltd.	100	1,675
Bank of Nagoya Ltd.	100	3,769
Bank of the Ryukyus Ltd.	600	4,547
Base Co. Ltd.	100	2,247
BayCurrent Consulting, Inc.	1,200	40,268
Belc Co. Ltd.	100	4,306
Bell System24 Holdings, Inc.(1)	2,000	22,491
Belluna Co. Ltd.	600	2,539
Benefit One, Inc.(2)	300	3,068
Bic Camera, Inc.	200	1,648
BIPROGY, Inc.	900	25,980
BML, Inc.	400	7,934
Bridgestone Corp.	4,200	173,358
Brother Industries Ltd.	3,400	57,404
Bunka Shutter Co. Ltd.	3,000	28,008
Canon Marketing Japan, Inc.	300	7,576
Canon, Inc., ADR	5,587	143,949
Capcom Co. Ltd.	3,000	100,683

Carenet, Inc.	200	1,136
Cawachi Ltd.	100	1,722
Celsys, Inc.	300	1,487
Chiba Bank Ltd.	4,800	36,019
Chiba Kogyo Bank Ltd.	4,000	22,505
Chori Co. Ltd.	700	13,177
Chubu Steel Plate Co. Ltd.	600	7,984
Chugai Pharmaceutical Co. Ltd.	4,600	162,457
Chugin Financial Group, Inc.	3,200	22,915
Citizen Watch Co. Ltd.	7,400	43,501
CMIC Holdings Co. Ltd.	100	1,786
Coca-Cola Bottlers Japan Holdings, Inc.	3,000	41,136
COLOPL, Inc.	200	823
Computer Engineering & Consulting Ltd.	200	2,427
Comture Corp.	100	1,362
Cosmos Pharmaceutical Corp.(2)	300	31,665
Create SD Holdings Co. Ltd.	600	12,401
Credit Saison Co. Ltd.	3,800	64,096
Creek & River Co. Ltd.	100	1,416
Cross Cat Co. Ltd.	100	761
Curves Holdings Co. Ltd.	100	451
CyberAgent, Inc.	4,600	27,760
Cybernet Systems Co. Ltd.	100	738
Cybozu, Inc.	600	8,413
Dai Nippon Printing Co. Ltd.	3,000	84,261
Dai-Dan Co. Ltd.	200	2,000
Daiei Kankyo Co. Ltd.	1,300	20,389
Daifuku Co. Ltd.	900	16,955
Daihen Corp.	100	3,939
Daiichi Jitsugyo Co. Ltd.	300	3,885
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	674
Dai-ichi Life Holdings, Inc.	9,100	190,769
Daiichi Sankyo Co. Ltd.	3,400	92,130
Daiichikosho Co. Ltd.	1,100	16,628
Daikin Industries Ltd.	400	59,728
Daiseki Co. Ltd.	1,000	26,492
Daishi Hokuetsu Financial Group, Inc.	1,400	37,398
Daishinku Corp.	3,000	17,201
Daito Pharmaceutical Co. Ltd.	110	1,447
Daito Trust Construction Co. Ltd.	600	66,093
Daitron Co. Ltd.	100	2,005
Daiwa House Industry Co. Ltd.	6,100	173,328
Daiwa Securities Group, Inc.	14,100	91,167
Daiwabo Holdings Co. Ltd.	3,000	59,012
DCM Holdings Co. Ltd.	3,000	25,898
Dear Life Co. Ltd.	1,700	10,069
DeNA Co. Ltd.	100	1,016
Densan System Holdings Co. Ltd.	800	15,017
Denso Corp.	10,400	163,215
Dentsu Group, Inc.	2,000	53,873
Dexerials Corp.	3,000	94,174
Digital Arts, Inc.	100	3,252
Digital Hearts Holdings Co. Ltd.	100	676
Digital Holdings, Inc.	100	854
Digital Information Technologies Corp.	100	1,106

Dip Corp.	400	8,553
Direct Marketing MiX, Inc.	200	623
Disco Corp.	600	130,172
DMG Mori Co. Ltd.	2,800	50,449
Doshisha Co. Ltd.	100	1,428
Double Standard, Inc.	100	1,017
Drecom Co. Ltd.	400	1,849
DTS Corp.	300	7,139
Duskin Co. Ltd.	300	6,605
Eagle Industry Co. Ltd.	1,000	11,213
East Japan Railway Co.	2,200	118,829
Ebara Corp.	3,000	170,428
EDION Corp.	3,000	30,060
E-Guardian, Inc.	100	1,039
Eiken Chemical Co. Ltd.	600	6,686
Eisai Co. Ltd.	1,100	57,124
Eizo Corp.	200	6,594
Elan Corp.	200	1,379
Elecom Co. Ltd.	1,100	12,068
Elematec Corp.	200	2,389
en Japan, Inc.	300	5,249
Enplas Corp.(2)	200	18,035
Envipro Holdings, Inc.	100	427
ESPEC Corp.	700	11,186
Exedy Corp.	1,100	18,967
F&M Co. Ltd.	100	1,339
FANUC Corp.	1,000	27,766
Fast Retailing Co. Ltd.	300	76,214
FCC Co. Ltd.	3,000	37,087
Ferrotec Holdings Corp.	1,200	24,240
Fibergate, Inc.	100	650
FIDEA Holdings Co. Ltd.	100	993
First Bank of Toyama Ltd.	300	1,602
Fixstars Corp.	100	917
FP Corp.	600	11,319
Fuji Co. Ltd.	1,600	20,261
Fuji Corp./Aichi	1,400	23,737
Fuji Electric Co. Ltd.	3,000	125,889
Fuji Oil Co. Ltd.	400	983
Fuji Seal International, Inc.	500	5,668
Fuji Soft, Inc.	400	16,179
Fujibo Holdings, Inc.	100	2,493
FUJIFILM Holdings Corp.	1,200	70,273
Fujikura Ltd.	5,000	38,536
Fujitsu Ltd.	1,400	199,340
Fukui Computer Holdings, Inc.	200	3,570
Fukuoka Financial Group, Inc.	3,100	72,287
Fukuyama Transporting Co. Ltd.	200	4,966
FULLCAST Holdings Co. Ltd.	300	3,889
Funai Soken Holdings, Inc.	200	3,410
Furukawa Battery Co. Ltd.	100	604
Furukawa Electric Co. Ltd.	2,800	45,059
Furuno Electric Co. Ltd.	100	1,225
Futaba Corp.	100	374
Futaba Industrial Co. Ltd.	3,100	17,959

Future Corp.	400	4,876
Fuyo General Lease Co. Ltd.	400	32,550
G-7 Holdings, Inc.	300	2,440
Gakken Holdings Co. Ltd.	600	3,957
Gakujo Co. Ltd.	100	1,368
Genky DrugStores Co. Ltd.	100	3,439
Geo Holdings Corp.	800	12,700
Gift Holdings, Inc.	200	2,741
Glory Ltd.	2,800	52,459
GMO internet group, Inc.	200	3,208
GMO Payment Gateway, Inc.	100	5,863
Goldwin, Inc.	400	31,268
Golf Digest Online, Inc.	100	458
GS Yuasa Corp.	1,300	19,136
G-Tekt Corp.	1,000	11,798
GungHo Online Entertainment, Inc.	3,000	46,413
Gunma Bank Ltd.	8,900	45,088
Gunze Ltd.	200	6,499
H.U. Group Holdings, Inc.	3,000	52,212
H2O Retailing Corp.	3,000	33,388
Hachijuni Bank Ltd.	5,100	27,681
Hakuhodo DY Holdings, Inc.	5,100	38,475
Hamakyorex Co. Ltd.	300	8,105
Hamamatsu Photonics KK	1,000	39,540
Hankyu Hanshin Holdings, Inc.	3,100	93,719
Hanwa Co. Ltd.	700	21,620
Happinet Corp.	300	5,236
Hard Off Corp. Co. Ltd.	100	1,035
Haseko Corp.	5,000	61,574
Heiwa Real Estate Co. Ltd.	500	13,647
Heiwado Co. Ltd.	700	10,980
Hikari Tsushin, Inc.	300	46,529
Hirose Electric Co. Ltd.	600	67,206
Hitachi Construction Machinery Co. Ltd.	3,000	78,216
Hitachi Zosen Corp.	4,400	26,886
Hogy Medical Co. Ltd.	100	2,316
Hokko Chemical Industry Co. Ltd.	100	660
Honda Motor Co. Ltd., ADR	12,078	370,311
Honeys Holdings Co. Ltd.	100	1,132
Hoosiers Holdings Co. Ltd.	200	1,431
Horiba Ltd.	1,000	67,389
Hosiden Corp.	1,000	12,224
Hosokawa Micron Corp.	500	14,358
Hotland Co. Ltd.	100	1,332
Hoya Corp.	1,400	157,467
HS Holdings Co. Ltd.	3,000	20,114
Hulic Co. Ltd.	6,600	65,541
Hyakujushi Bank Ltd.	300	5,273
Ibiden Co. Ltd.	2,800	133,867
Ichigo, Inc.	5,000	11,898
Ichiyoshi Securities Co. Ltd.	200	990
Idec Corp.	500	9,561
IDOM, Inc.	3,000	18,702
Iida Group Holdings Co. Ltd.	3,000	44,993
I'll, Inc.	100	2,415

IMAGICA GROUP, Inc.	400	1,698
i-mobile Co. Ltd.	300	930
Inaba Denki Sangyo Co. Ltd.	1,200	26,594
Inabata & Co. Ltd.	300	6,423
Ines Corp.	200	2,251
Infocom Corp.	1,300	21,544
Information Services International-Dentsu Ltd.	200	6,643
INFRONEER Holdings, Inc.	4,900	51,756
Insource Co. Ltd.	400	2,578
Intage Holdings, Inc.(2)	200	2,217
Integrated Design & Engineering Holdings Co. Ltd.	400	8,844
Internet Initiative Japan, Inc.	3,700	66,403
Inui Global Logistics Co. Ltd.(2)	200	1,641
IPS, Inc.	100	1,363
Iriso Electronics Co. Ltd.	300	8,069
I'rom Group Co. Ltd.	100	1,376
Isetan Mitsukoshi Holdings Ltd.	5,800	65,584
Ishihara Sangyo Kaisha Ltd.	3,000	27,886
Isuzu Motors Ltd.	10,000	132,752
ITmedia, Inc.	100	657
Itochu Techno-Solutions Corp.	600	17,481
Itoki Corp.	3,400	30,460
IwaiCosmo Holdings, Inc.	100	1,190
Iwaki Co. Ltd.	100	1,390
Iyogin Holdings, Inc.	5,600	36,255
Izumi Co. Ltd.	900	21,503
J Front Retailing Co. Ltd.	5,400	49,466
JAC Recruitment Co. Ltd.	200	3,602
Jaccs Co. Ltd.	700	25,414
Jamco Corp.(1)	100	1,011
Japan Aviation Electronics Industry Ltd.	3,000	59,815
Japan Exchange Group, Inc.	5,500	112,268
Japan Lifeline Co. Ltd.	3,800	29,955
Japan Material Co. Ltd.	200	3,511
Japan Post Bank Co. Ltd.	6,200	61,149
Japan Post Holdings Co. Ltd.	8,300	73,333
Japan Post Insurance Co. Ltd.	3,700	69,548
Japan Pulp & Paper Co. Ltd.	600	20,257
Japan Wool Textile Co. Ltd.(2)	600	5,251
JBCC Holdings, Inc.	100	2,149
JINUSHI Co. Ltd.	100	1,558
J-Lease Co. Ltd.	100	1,262
JM Holdings Co. Ltd.	100	1,403
J-Oil Mills, Inc.	100	1,334
Joshin Denki Co. Ltd.	100	1,562
Joyful Honda Co. Ltd.	300	3,630
JSB Co. Ltd.	200	3,462
JTEKT Corp.	5,500	50,539
Justsystems Corp.	700	15,720
JVCKenwood Corp.	9,100	47,236
Kadokawa Corp.	900	16,196
Kaga Electronics Co. Ltd.	500	22,432
Kakaku.com, Inc.	600	6,791
Kamigumi Co. Ltd.	900	19,698
Kanamoto Co. Ltd.	1,000	17,451

Kanematsu Corp.	3,000	41,690
Kao Corp.	3,000	114,939
Katitas Co. Ltd.	700	10,124
Kato Sangyo Co. Ltd.	600	18,989
KAWADA TECHNOLOGIES, Inc.	300	14,198
KDDI Corp.	9,300	290,514
Keihanshin Building Co. Ltd.	300	2,876
Keiyo Bank Ltd.	4,000	18,997
Kenko Mayonnaise Co. Ltd.	100	1,091
Keyence Corp.	200	85,643
KH Neochem Co. Ltd.(2)	3,000	46,479
Kibun Foods, Inc.	100	778
Kirin Holdings Co. Ltd.	6,300	89,060
Kiyo Bank Ltd.	900	9,694
Koa Corp.	200	2,191
Kohnan Shoji Co. Ltd.	700	17,478
Koito Manufacturing Co. Ltd.	1,500	22,704
Kojima Co. Ltd.	200	976
Kokuyo Co. Ltd.	3,000	46,736
Komatsu Ltd.	5,800	148,359
KOMEDA Holdings Co. Ltd.	200	3,737
Komeri Co. Ltd.	400	8,513
Komori Corp.	600	4,753
Konica Minolta, Inc.(1)	12,600	39,919
Konoike Transport Co. Ltd.	600	7,997
KPP Group Holdings Co. Ltd.	3,000	14,422
Krosaki Harima Corp.	200	15,199
K's Holdings Corp.	3,400	28,907
Kubota Corp.	3,300	47,397
Kurabo Industries Ltd.	100	1,731
Kuraray Co. Ltd.	7,600	77,342
Kurita Water Industries Ltd.	1,000	35,507
Kusuri no Aoki Holdings Co. Ltd.	1,200	27,761
KYB Corp.	700	22,542
Kyocera Corp.	1,200	66,450
Kyowa Kirin Co. Ltd.	500	8,266
Kyushu Financial Group, Inc.	9,400	53,082
Kyushu Railway Co.	400	8,355
Lasertec Corp.	400	89,335
Lawson, Inc.	1,100	54,375
Leopalace21 Corp.(1)	5,600	17,897
Link & Motivation, Inc.	100	397
Lintec Corp.	300	5,061
Lion Corp.	3,300	28,886
Lixil Corp.	3,500	42,796
LY Corp.	22,100	64,014
M3, Inc.	1,000	16,503
Mabuchi Motor Co. Ltd.	100	3,138
Macbee Planet, Inc.	100	10,474
Macnica Holdings, Inc.	1,200	59,401
Macromill, Inc.	200	1,072
Makita Corp.	200	5,288
Management Solutions Co. Ltd.	100	1,972
Mani, Inc.	1,000	14,832
MarkLines Co. Ltd.	100	1,865

Marubeni Corp.	19,800	309,432
Marudai Food Co. Ltd.	200	2,184
Marui Group Co. Ltd.	5,000	79,972
MARUKA FURUSATO Corp.	300	5,482
Maruwa Co. Ltd.	200	40,276
Maruzen Showa Unyu Co. Ltd.	500	12,641
Matsuda Sangyo Co. Ltd.	100	1,729
MatsukiyoCocokara & Co.	600	10,365
Maxell Ltd.	3,000	33,612
McDonald's Holdings Co. Japan Ltd.(2)	700	29,798
MCJ Co. Ltd.	3,200	23,228
Mebuki Financial Group, Inc.	15,600	47,067
Medical Data Vision Co. Ltd.	300	1,407
Medipal Holdings Corp.	3,200	50,595
Meidensha Corp.	1,100	18,226
MEIJI Holdings Co. Ltd.	3,100	71,810
Meiko Electronics Co. Ltd.	1,300	38,303
Meisei Industrial Co. Ltd.	1,000	7,575
MEITEC Group Holdings, Inc.	1,700	32,948
Meiwa Corp.	300	1,335
Menicon Co. Ltd.	500	7,286
Micronics Japan Co. Ltd.	3,000	77,687
MINEBEA MITSUMI, Inc.	4,500	85,742
Mirarth Holdings, Inc.	600	1,891
Miroku Jyoho Service Co. Ltd.	200	2,349
Mitsubishi Electric Corp.	9,200	124,623
Mitsubishi Estate Co. Ltd.	10,800	145,999
Mitsubishi Gas Chemical Co., Inc.	3,000	47,485
Mitsubishi HC Capital, Inc.	22,400	146,116
Mitsubishi Logistics Corp.	1,100	33,020
Mitsubishi Pencil Co. Ltd.	200	2,550
Mitsubishi Research Institute, Inc.	100	3,247
Mitsubishi Shokuhin Co. Ltd.	600	19,723
Mitsubishi UFJ Financial Group, Inc., ADR(2)	51,427	441,758
Mitsui Chemicals, Inc.	3,300	96,880
Mitsui E&S Co. Ltd.	400	1,470
Mitsui Fudosan Co. Ltd.	3,700	86,977
Mitsui Matsushima Holdings Co. Ltd.	300	5,715
Mitsui-Soko Holdings Co. Ltd.	600	19,616
Mixi, Inc.	1,200	19,597
Miyazaki Bank Ltd.	700	12,533
Mizuho Financial Group, Inc., ADR	66,159	226,264
Mizuno Corp.	300	8,212
Monex Group, Inc.	3,400	15,223
MonotaRO Co. Ltd.	300	3,015
Morinaga & Co. Ltd.	800	28,516
Morinaga Milk Industry Co. Ltd.	2,800	52,267
MS&AD Insurance Group Holdings, Inc.	4,300	161,901
m-up Holdings, Inc.	200	1,377
Murata Manufacturing Co. Ltd.	8,900	172,947
Musashi Seimitsu Industry Co. Ltd.	1,300	14,226
Nagase & Co. Ltd.	3,000	47,177
Namura Shipbuilding Co. Ltd.(2)	2,700	18,869
NEC Corp.	4,600	256,385
NEC Networks & System Integration Corp.	900	13,113

NET One Systems Co. Ltd.	800	11,102
Net Protections Holdings, Inc.(1)	300	493
Neturen Co. Ltd.	3,000	20,352
Nexon Co. Ltd.	500	10,804
NGK Insulators Ltd.	3,500	42,733
NHK Spring Co. Ltd.	4,800	36,597
Nichias Corp.	700	14,946
Nichicon Corp.	2,800	27,882
Nichiha Corp.	500	9,405
Nichireki Co. Ltd.	800	12,369
Nidec Corp.	400	15,167
Nifco, Inc.	3,000	73,383
Nihon Chouzai Co. Ltd.	200	1,739
Nihon Dempa Kogyo Co. Ltd.	400	3,382
Nihon House Holdings Co. Ltd.	200	440
Nihon M&A Center Holdings, Inc.(2)	3,000	13,882
Nihon Parkerizing Co. Ltd.	700	5,473
Nikkon Holdings Co. Ltd.	800	17,392
Nikon Corp.	3,000	28,965
Nintendo Co. Ltd.	5,300	247,046
Nippon Carbon Co. Ltd.	100	3,136
Nippon Chemi-Con Corp.(1)	300	2,818
Nippon Coke & Engineering Co. Ltd.(1)	3,400	2,805
Nippon Denko Co. Ltd.	3,000	6,155
NIPPON EXPRESS HOLDINGS, Inc.	1,600	87,280
Nippon Pillar Packing Co. Ltd.	300	9,339
Nippon Seiki Co. Ltd.	300	2,555
Nippon Signal Company Ltd.	300	1,943
Nippon Soda Co. Ltd.	300	10,828
Nippon Telegraph & Telephone Corp.	194,600	227,730
Nippon Television Holdings, Inc.	700	6,823
Nippon Thompson Co. Ltd.	3,000	11,997
Nipro Corp.	6,300	47,666
Nishimatsuya Chain Co. Ltd.	3,000	43,666
Nishio Holdings Co. Ltd.	600	14,763
Nissan Chemical Corp.	500	18,248
Nissha Co. Ltd.	3,000	29,998
Nissin Corp.	600	10,185
Nissin Foods Holdings Co. Ltd.	100	9,934
Niterra Co. Ltd.	4,000	93,028
Nitori Holdings Co. Ltd.	200	22,919
Nitto Boseki Co. Ltd.	200	6,076
Nitto Denko Corp.	1,000	71,066
Nohmi Bosai Ltd.	200	2,547
Nojima Corp.	3,700	34,895
NOK Corp.	1,800	22,981
Nomura Co. Ltd.	1,500	8,530
Noritsu Koki Co. Ltd.	100	2,025
Noritz Corp.(2)	1,800	18,238
North Pacific Bank Ltd.	5,300	13,117
NS Solutions Corp.	500	15,681
NSD Co. Ltd.	400	7,570
NSK Ltd.	9,600	50,392
NTT Data Group Corp.	3,600	43,741
Oat Agrio Co. Ltd.	100	1,303

Obic Co. Ltd.	100	15,299
Ogaki Kyoritsu Bank Ltd.	400	5,137
Oisix ra daichi, Inc.(1)	100	940
Oita Bank Ltd.	100	1,787
Oji Holdings Corp.	11,300	41,980
Okamoto Machine Tool Works Ltd.	100	3,831
Okamura Corp.	1,200	17,339
Oki Electric Industry Co. Ltd.	3,000	19,397
Olympus Corp.	7,900	115,969
Omron Corp.	400	16,770
Ono Pharmaceutical Co. Ltd.	6,000	110,544
Open House Group Co. Ltd.	100	2,793
Open Up Group, Inc.	100	1,459
Oracle Corp. Japan	500	38,505
Orient Corp.	770	5,626
Oriental Land Co. Ltd.	500	16,985
Oriental Shiraishi Corp.	3,100	6,921
ORIX Corp., ADR(2)	2,330	213,055
OSG Corp.	1,700	21,203
Otsuka Corp.	1,600	65,187
Otsuka Holdings Co. Ltd.	2,800	108,011
Outsourcing, Inc.	700	5,700
Oyo Corp.	100	1,416
Pacific Industrial Co. Ltd.	3,000	28,397
Pack Corp.	100	2,175
PAL GROUP Holdings Co. Ltd.	1,200	18,931
PALTAC Corp.	200	6,442
Pan Pacific International Holdings Corp.	3,700	80,158
Park24 Co. Ltd.(1)	3,000	36,557
Pasona Group, Inc.	200	3,169
Pegasus Co. Ltd.	400	1,293
PeptiDream, Inc.(1)	1,600	13,654
Persol Holdings Co. Ltd.	28,400	49,015
Pigeon Corp.	1,100	12,345
Pilot Corp.	300	9,069
Piolax, Inc.	200	3,066
Pola Orbis Holdings, Inc.(2)	200	2,111
Premium Group Co. Ltd.	300	3,598
Press Kogyo Co. Ltd.	3,000	12,599
Prestige International, Inc.	3,000	13,205
Qol Holdings Co. Ltd.	1,000	11,538
Quick Co. Ltd.	100	1,527
Raccoon Holdings, Inc.	100	460
Rakus Co. Ltd.	300	5,384
Rakuten Bank Ltd.(1)	1,300	22,431
Rakuten Group, Inc.(2)	5,200	20,550
Rasa Industries Ltd.	100	1,441
Recruit Holdings Co. Ltd.	6,400	236,508
Relo Group, Inc.	800	8,392
Remixpoint, Inc.	400	607
Renesas Electronics Corp.(1)	6,500	113,288
Rengo Co. Ltd.	5,000	31,626
Resona Holdings, Inc.	25,600	133,352
Resonac Holdings Corp.(2)	3,200	59,863
Resorttrust, Inc.	2,800	42,597

Ricoh Co. Ltd.	7,400	60,469
Ricoh Leasing Co. Ltd.	200	6,276
Rion Co. Ltd.	100	1,509
Riso Kyoiku Co. Ltd.	3,000	4,874
Rock Field Co. Ltd.(2)	200	2,150
Rohm Co. Ltd.	3,600	68,784
Roland DG Corp.	100	2,447
Ryobi Ltd.(2)	800	15,821
Ryoden Corp.	100	1,762
Ryohin Keikaku Co. Ltd.	7,400	116,958
Ryosan Co. Ltd.(2)	500	16,722
Sakai Chemical Industry Co. Ltd.	100	1,274
Sakai Moving Service Co. Ltd.	200	3,526
Sakura Internet, Inc.(2)	1,200	14,515
Sala Corp.(2)	1,000	4,808
San ju San Financial Group, Inc.	100	1,264
Sangetsu Corp.	1,200	23,265
San-In Godo Bank Ltd.	3,600	23,348
Sankyu, Inc.	800	27,289
Santen Pharmaceutical Co. Ltd.	5,300	50,243
Sanwa Holdings Corp.	4,100	58,923
Sapporo Holdings Ltd.	1,000	39,053
Sato Holdings Corp.	100	1,378
Sawai Group Holdings Co. Ltd.	600	20,012
SB Technology Corp.	100	1,688
SBI Sumishin Net Bank Ltd.	1,900	21,334
SBS Holdings, Inc.	500	8,467
SCREEN Holdings Co. Ltd.	1,600	116,393
Scroll Corp.	3,000	18,755
SCSK Corp.	600	11,033
Secom Co. Ltd.	700	48,657
Seibu Holdings, Inc.	5,000	60,418
Seikitokyu Kogyo Co. Ltd.	800	9,012
Seiko Epson Corp.	4,400	65,352
Seiko Group Corp.	400	6,809
Seino Holdings Co. Ltd.	3,500	49,253
Seiren Co. Ltd.	200	3,139
Sekisui House Ltd.	3,000	61,426
Sekisui Jushi Corp.	100	1,697
Senko Group Holdings Co. Ltd.	3,500	25,000
Senshu Electric Co. Ltd.	200	4,590
Seria Co. Ltd.	500	8,052
SG Holdings Co. Ltd.	4,800	69,243
Sharp Corp.(1)(2)	4,900	30,620
Shibaura Electronics Co. Ltd.	100	4,024
Shibaura Mechatronics Corp.	300	13,586
SHIFT, Inc.(1)	100	23,200
Shikoku Bank Ltd.	100	677
Shimadzu Corp.	700	18,159
Shimamura Co. Ltd.	400	44,709
Shimano, Inc.	500	76,559
Shin Nippon Biomedical Laboratories Ltd.(2)	300	3,337
Shindengen Electric Manufacturing Co. Ltd.	100	2,067
Shinsho Corp.	100	3,861
Shinwa Co. Ltd.	100	1,690

Shionogi & Co. Ltd.	3,700	174,461
Ship Healthcare Holdings, Inc.	3,000	42,386
Shiseido Co. Ltd.	600	16,073
Shizuoka Financial Group, Inc.	5,100	41,312
Shoei Co. Ltd.	200	2,682
Shofu, Inc.	100	1,806
SIGMAXYZ Holdings, Inc.	500	4,484
Siix Corp.	1,100	11,311
Sinfonia Technology Co. Ltd.	700	9,784
Sinko Industries Ltd.	100	1,675
Sintokogio Ltd.	1,500	11,048
SKY Perfect JSAT Holdings, Inc.	3,400	15,588
Skylark Holdings Co. Ltd.(1)	3,000	44,164
SMS Co. Ltd.	500	9,498
Socionext, Inc.	200	17,882
Sodick Co. Ltd.	300	1,526
Softbank Corp.(2)	9,000	109,376
SoftBank Group Corp.	200	8,104
Softcreate Holdings Corp.	200	2,290
Sohgo Security Services Co. Ltd.	5,100	29,527
Solasto Corp.	400	1,591
Sompo Holdings, Inc.	3,700	169,732
Sony Group Corp., ADR(2)	8,150	700,493
S-Pool, Inc.(2)	3,000	8,036
Square Enix Holdings Co. Ltd.	400	13,877
Stanley Electric Co. Ltd.	1,500	27,747
Star Micronics Co. Ltd.	3,000	38,115
Starts Corp., Inc.	1,000	18,861
Stella Chemifa Corp.	100	2,193
Studio Alice Co. Ltd.	100	1,393
Subaru Corp.	9,300	165,905
Sugi Holdings Co. Ltd.	400	17,337
Sumida Corp.	1,200	9,613
Sumitomo Bakelite Co. Ltd.	200	9,564
Sumitomo Electric Industries Ltd.	14,000	173,864
Sumitomo Forestry Co. Ltd.	3,000	77,011
Sumitomo Mitsui Financial Group, Inc., ADR	38,120	376,244
Sumitomo Mitsui Trust Holdings, Inc.	3,700	139,252
Sumitomo Realty & Development Co. Ltd.	4,500	127,270
Sumitomo Riko Co. Ltd.	3,300	23,080
Sumitomo Rubber Industries Ltd.	5,200	60,235
Sumitomo Seika Chemicals Co. Ltd.	300	10,251
Sumitomo Warehouse Co. Ltd.	700	11,539
Sun Frontier Fudousan Co. Ltd.	3,000	31,645
Sundrug Co. Ltd.	1,000	30,215
Suntory Beverage & Food Ltd.	3,000	94,456
Suzuken Co. Ltd.	1,200	40,907
Suzuki Motor Corp.	3,000	122,594
SWCC Corp.	3,000	54,448
Sysmex Corp.	1,200	66,380
Systena Corp.	3,100	6,208
Syuppin Co. Ltd.	100	837
T&D Holdings, Inc.	5,200	77,371
Tachibana Eletech Co. Ltd.	700	13,761
Tachi-S Co. Ltd.	1,300	15,492

Taisei Corp.	3,400	115,620
Taiyo Yuden Co. Ltd.	700	18,172
Takaoka Toko Co. Ltd.	100	1,398
Takara & Co. Ltd.	200	3,325
Takara Holdings, Inc.	3,800	31,273
Takasago Thermal Engineering Co. Ltd.	3,000	60,880
Takashimaya Co. Ltd.	3,800	51,200
Takeda Pharmaceutical Co. Ltd., ADR(2)	8,257	116,837
Tamron Co. Ltd.	500	14,916
Tanseisha Co. Ltd.	100	601
TDK Corp.	5,400	251,279
TechMatrix Corp.	400	4,680
TechnoPro Holdings, Inc.	3,000	69,772
Teijin Ltd.	4,100	37,300
Teikoku Electric Manufacturing Co. Ltd.	100	2,038
Tera Probe, Inc.	400	16,895
TerraSky Co. Ltd.(1)	100	1,059
Terumo Corp.	500	15,964
TIS, Inc.	3,100	65,410
TKC Corp.	200	4,782
TOA ROAD Corp.	400	18,081
Toagosei Co. Ltd.	3,000	27,612
Tochigi Bank Ltd.	1,200	2,587
Toei Co. Ltd.	100	11,973
Toho Bank Ltd.	8,400	16,532
Toho Co. Ltd.	300	10,397
Toho Co. Ltd.	300	6,267
Toho Holdings Co. Ltd.	1,400	30,546
Toho Zinc Co. Ltd.	100	811
Tokai Corp.	100	1,295
Tokai Rika Co. Ltd.	1,600	26,848
Token Corp.	200	10,966
Tokio Marine Holdings, Inc.	13,900	344,194
Tokyo Century Corp.	1,200	47,933
Tokyo Electron Device Ltd.	300	9,903
Tokyo Electron Ltd.	3,200	514,085
Tokyo Individualized Educational Institute, Inc.	200	647
Tokyo Kiraboshi Financial Group, Inc.	900	26,256
Tokyo Tatemono Co. Ltd.	4,600	65,481
Tokyu Corp.	4,000	46,916
Tokyu Fudosan Holdings Corp.	18,700	115,715
Tomy Co. Ltd.	3,300	46,418
Topcon Corp.	400	4,114
Toppan, Inc.	3,200	74,936
Topre Corp.	1,400	19,009
Topy Industries Ltd.	200	3,737
Toray Industries, Inc.	20,600	106,806
Torex Semiconductor Ltd.	100	1,358
Torishima Pump Manufacturing Co. Ltd.	1,000	14,885
Tosei Corp.(2)	200	2,439
Toshiba TEC Corp.	100	1,967
Totech Corp.	400	12,842
TOTO Ltd.	100	2,565
Towa Corp.	900	43,022
Toyo Corp.	100	938

Toyo Securities Co. Ltd.	600	1,213
Toyo Seikan Group Holdings Ltd.	3,900	60,601
Toyo Tanso Co. Ltd.	100	3,104
Toyo Tire Corp.	3,700	61,553
Toyobo Co. Ltd.	3,000	21,335
Toyoda Gosei Co. Ltd.	3,000	60,194
Toyota Boshoku Corp.	1,500	25,943
Toyota Motor Corp., ADR(2)	2,188	415,239
Toyota Tsusho Corp.	3,400	188,412
TPR Co. Ltd.	300	3,510
Trancom Co. Ltd.	300	15,309
Transcosmos, Inc.	600	12,575
TRE Holdings Corp.	1,000	7,595
Trend Micro, Inc.	2,000	101,666
Trusco Nakayama Corp.	1,700	27,325
TS Tech Co. Ltd.	3,000	37,080
TSI Holdings Co. Ltd.	3,000	15,745
Tsubakimoto Chain Co.	800	20,439
Tsukuba Bank Ltd.	3,000	5,425
Tsuruha Holdings, Inc.	300	25,202
TV Asahi Holdings Corp.	400	4,533
Tv Tokyo Holdings Corp.	100	2,021
Uchida Yoko Co. Ltd.	400	19,472
Ulvac, Inc.	700	30,768
Unicharm Corp.	1,800	57,842
Unipres Corp.	3,000	20,118
United Arrows Ltd.	900	11,919
Unitika Ltd.(1)	1,000	1,236
Ushio, Inc.	300	3,860
USS Co. Ltd.	4,500	87,994
UT Group Co. Ltd.(1)	700	10,481
V Technology Co. Ltd.	100	1,795
Valqua Ltd.	300	7,929
ValueCommerce Co. Ltd.	100	937
Vector, Inc.	500	3,696
Wacoal Holdings Corp.	100	2,204
Wakachiku Construction Co. Ltd.	400	7,981
Wakita & Co. Ltd.	1,100	11,051
Warabeya Nichiyo Holdings Co. Ltd.	500	11,786
Welcia Holdings Co. Ltd.	100	1,744
West Japan Railway Co.	3,000	118,568
Will Group, Inc.	100	756
World Co. Ltd.	1,000	11,011
Xebio Holdings Co. Ltd.	100	638
Yahagi Construction Co. Ltd.	1,200	10,429
YAKUODO Holdings Co. Ltd.	100	1,829
YAMABIKO Corp.	1,200	12,087
Yamada Holdings Co. Ltd.	15,300	44,248
Yamae Group Holdings Co. Ltd.	600	14,060
Yamaguchi Financial Group, Inc.	4,500	39,633
Yamaha Corp.	100	2,338
Yamaha Motor Co. Ltd.	4,300	110,232
Yamaichi Electronics Co. Ltd.	300	3,839
Yamanashi Chuo Bank Ltd.	1,200	14,590
Yamato Holdings Co. Ltd.	3,400	60,359

Yaoko Co. Ltd.	400	21,799
Yaskawa Electric Corp.	200	7,673
Yellow Hat Ltd.	400	4,806
Yokogawa Electric Corp.	1,000	18,976
Yokohama Rubber Co. Ltd.	3,100	69,065
Yokorei Co. Ltd.	600	4,501
Yuasa Trading Co. Ltd.	400	11,994
Zenkoku Hosho Co. Ltd.	700	23,625
Zenrin Co. Ltd.	600	3,626
Zeon Corp.	600	5,580
ZIGExN Co. Ltd.	600	2,183
ZOZO, Inc.	900	18,999
		26,314,994
Netherlands — 3.8%
Aalberts NV	2,213	87,613
ABN AMRO Bank NV, CVA	7,726	103,832
Adyen NV(1)	158	184,742
Aegon Ltd.	26,335	144,579
AerCap Holdings NV(1)	3,357	229,015
Akzo Nobel NV	2,098	161,499
Allfunds Group PLC	2,410	15,248
Arcadis NV	572	28,729
ASM International NV	224	115,049
ASML Holding NV, NY Shares	1,528	1,044,785
ASR Nederland NV	4,388	202,302
B&S Group Sarl	501	1,997
Basic-Fit NV(1)(2)	1,148	32,769
BE Semiconductor Industries NV	1,429	200,613
Brunel International NV	1,039	12,018
Coca-Cola Europacific Partners PLC	829	50,271
Constellium SE(1)	3,584	62,362
Corbion NV	443	8,378
DSM-Firmenich AG	1,697	160,356
Flow Traders Ltd.	664	12,326
Heineken Holding NV	122	9,490
Heineken NV	718	65,728
IMCD NV	254	39,202
ING Groep NV, ADR	35,517	500,079
InPost SA(1)	5,882	69,423
Just Eat Takeaway.com NV(1)	1,570	24,575
Koninklijke Ahold Delhaize NV	9,937	287,771
Koninklijke BAM Groep NV	7,537	20,618
Koninklijke KPN NV	56,930	195,004
Koninklijke Philips NV, NY Shares(1)(2)	3,415	69,734
NN Group NV	4,529	172,845
Pharming Group NV(1)	17,107	19,755
PostNL NV	114	179
Prosus NV(1)	2,818	93,166
Randstad NV	833	49,560
Signify NV	170	4,947
TKH Group NV, CVA	635	25,300
Universal Music Group NV	3,393	89,646
Van Lanschot Kempen NV	94	2,962
Wolters Kluwer NV	284	39,119
		4,637,586

New Zealand — 0.3%
Arvida Group Ltd.	3,990	2,435
Auckland International Airport Ltd.(2)	4,737	23,093
Chorus Ltd.	9,223	43,550
EBOS Group Ltd.(2)	1,041	23,695
Fisher & Paykel Healthcare Corp. Ltd.	2,115	30,728
Fletcher Building Ltd.	21,462	61,302
KMD Brands Ltd.	7,291	3,458
Mercury NZ Ltd.	10,462	40,133
Meridian Energy Ltd.	7,193	23,113
Spark New Zealand Ltd.	21,645	69,043
		320,550
Norway — 0.8%
2020 Bulkers Ltd.(1)	579	6,386
ABG Sundal Collier Holding ASA	1,917	1,042
Adevinta ASA(1)	607	6,290
Atea ASA(1)	751	8,459
B2 Impact ASA	2,442	1,582
Bakkafrost P	124	5,979
Belships ASA	2,561	4,452
Borregaard ASA	1,296	20,682
DNB Bank ASA	6,816	129,939
Elopak ASA	1,557	3,826
Europris ASA	1,214	8,040
Gjensidige Forsikring ASA	829	13,990
Gram Car Carriers ASA(1)	510	9,467
Grieg Seafood ASA	285	1,741
Kid ASA	374	3,774
Kitron ASA	5,758	17,389
Kongsberg Automotive ASA(1)	16,946	3,126
Kongsberg Gruppen ASA	520	22,328
Leroy Seafood Group ASA	1,370	5,352
Mowi ASA	4,208	74,902
Norsk Hydro ASA	15,053	87,410
Norske Skog ASA	2,269	8,448
OKEA ASA	1,052	3,554
Orkla ASA	2,862	21,119
Petronor E&P ASA(1)	112	80
Protector Forsikring ASA	2,371	42,294
Rana Gruber ASA	577	4,197
Salmar ASA	638	34,962
Scatec ASA	4,874	32,363
Schibsted ASA, B Shares	2,356	54,633
Schibsted ASA, Class A	1,915	47,272
Siem Offshore, Inc.(1)	922	2,078
Solstad Offshore ASA(1)	1,789	4,698
SpareBank 1 Nord Norge	5,024	44,575
Sparebank 1 Oestlandet	345	3,993
SpareBank 1 SMN	2,781	33,207
SpareBank 1 SR-Bank ASA	4,722	51,912
Storebrand ASA	10,531	91,072
Telenor ASA	5,210	56,071
TGS ASA	2,637	33,492
TOMRA Systems ASA	556	5,467
Veidekke ASA	2,116	20,352
		1,031,995

Portugal — 0.2%
Altri SGPS SA	1,926	10,039
Banco Comercial Portugues SA, R Shares(1)	262,164	88,164
Corticeira Amorim SGPS SA	1,775	17,510
CTT-Correios de Portugal SA	356	1,384
EDP Renovaveis SA	1,686	30,794
Jeronimo Martins SGPS SA	2,416	59,780
Navigator Co. SA	7,527	30,938
NOS SGPS SA	3,614	13,387
Sonae SGPS SA	24,621	24,901
		276,897
Singapore — 1.3%
AEM Holdings Ltd.	200	491
Aztech Global Ltd.	6,700	4,508
Capitaland India Trust	14,892	11,471
Capitaland Investment Ltd.	42,300	95,798
City Developments Ltd.	4,000	18,709
ComfortDelGro Corp. Ltd.	102,100	98,573
DBS Group Holdings Ltd.	13,100	311,186
Frencken Group Ltd.	14,400	12,401
Grab Holdings Ltd., Class A(1)	5,972	18,155
Hong Fok Corp. Ltd.	17,100	11,694
Hour Glass Ltd.	3,600	4,091
Hutchison Port Holdings Trust, U Shares	190,500	29,141
iFAST Corp. Ltd.	2,700	16,979
Netlink NBN Trust	25,300	15,984
Oversea-Chinese Banking Corp. Ltd.	25,400	238,351
Samudera Shipping Line Ltd.	5,200	2,331
SATS Ltd.(1)	9,980	19,783
Sea Ltd., ADR(1)	1,004	36,365
Sheng Siong Group Ltd.	12,300	14,349
SIA Engineering Co. Ltd.	1,100	1,875
Singapore Exchange Ltd.	7,400	52,232
Singapore Post Ltd.	66,300	22,294
Singapore Technologies Engineering Ltd.	20,200	56,029
Singapore Telecommunications Ltd.	37,800	65,131
Stamford Land Corp. Ltd.	4,300	1,237
StarHub Ltd.	4,800	3,841
UMS Holdings Ltd.	9,000	8,482
United Overseas Bank Ltd.	14,300	291,852
UOL Group Ltd.	9,900	43,650
Venture Corp. Ltd.	3,000	28,102
Yanlord Land Group Ltd.(1)	15,900	6,423
Yoma Strategic Holdings Ltd.(1)	32,800	1,715
		1,543,223
Spain — 2.4%
Acciona SA	287	40,509
Aena SME SA	1,017	174,900
Almirall SA	1,341	12,412
Amadeus IT Group SA	1,976	135,666
Applus Services SA	1,650	17,824
Atresmedia Corp. de Medios de Comunicacion SA	2,023	8,390
Banco Bilbao Vizcaya Argentaria SA, ADR	49,324	458,220
Banco de Sabadell SA	68,342	99,943
Banco Santander SA, ADR	85,148	349,958

Bankinter SA	9,894	69,613
CaixaBank SA	17,796	80,156
Cellnex Telecom SA	1,625	62,040
CIE Automotive SA	213	6,016
Construcciones y Auxiliar de Ferrocarriles SA	570	20,039
Corp. ACCIONA Energias Renovables SA	426	12,649
eDreams ODIGEO SA(1)	213	1,574
Ence Energia y Celulosa SA	2,505	8,022
Endesa SA	5,225	109,292
Ercros SA	1,186	3,178
Ferrovial SE	606	20,958
Fluidra SA(2)	246	5,091
Gestamp Automocion SA	6,193	23,755
Global Dominion Access SA	1,250	4,568
Grifols SA(1)	606	8,579
Grupo Catalana Occidente SA	418	14,581
Iberdrola SA	29,233	361,290
Industria de Diseno Textil SA	8,751	361,110
Laboratorios Farmaceuticos Rovi SA	218	13,350
Mapfre SA	11,934	26,334
Melia Hotels International SA(1)	4,221	25,866
Neinor Homes SA(1)	963	10,874
Pharma Mar SA	261	11,141
Prosegur Cash SA	3,823	2,176
Prosegur Compania de Seguridad SA	2,527	4,975
Redeia Corp. SA	7,440	124,710
Sacyr SA	13,755	46,207
Telefonica SA, ADR	39,408	168,272
Viscofan SA	636	39,043
		2,943,281
Sweden — 3.2%
AcadeMedia AB	202	1,016
AddLife AB, B Shares	278	2,555
AddTech AB, B Shares	1,435	26,705
Alfa Laval AB	1,095	40,848
Ambea AB	596	2,514
Arise AB	1,053	3,994
Assa Abloy AB, Class B	2,868	73,479
Atlas Copco AB, A Shares	10,567	163,115
Atlas Copco AB, B Shares	6,146	81,175
Atrium Ljungberg AB, B Shares	489	9,375
Avanza Bank Holding AB(2)	2,895	56,880
Axfood AB	1,423	35,473
Beijer Alma AB	42	731
Beijer Ref AB(2)	967	10,709
Bilia AB, A Shares	1,817	19,703
Billerud Aktiebolag	3,602	35,152
BioGaia AB, B Shares	1,038	10,481
Boliden AB	3,737	99,465
Bonava AB, B Shares(1)(2)	724	929
Boozt AB(1)	2,396	26,880
Bravida Holding AB	965	6,059
Bufab AB	787	23,747
Bure Equity AB	511	12,464
Byggmax Group AB(1)	895	2,619

Castellum AB(2)	4,030	49,216
Catena AB	567	21,157
Catena Media PLC(1)(2)	964	1,097
Cibus Nordic Real Estate AB publ	555	6,708
Cint Group AB(1)	49	43
Clas Ohlson AB, B Shares	2,298	28,047
Cloetta AB, B Shares	4,031	6,990
Coor Service Management Holding AB	955	3,571
Corem Property Group AB, B Shares(2)	5,327	4,478
Dios Fastigheter AB	1,456	9,826
Electrolux AB, B Shares(1)	2,937	28,914
Electrolux Professional AB, B Shares	865	3,814
Elekta AB, B Shares	3,689	28,791
Embracer Group AB(1)	1,516	3,330
Epiroc AB, A Shares	3,661	68,280
Epiroc AB, B Shares	2,170	34,172
EQT AB	880	20,788
Essity AB, B Shares	3,969	99,294
Fabege AB	4,335	38,831
Fastighets AB Balder, B Shares(1)(2)	8,695	51,348
Fortnox AB	4,821	25,645
G5 Entertainment AB	183	2,633
Getinge AB, B Shares	4,089	86,906
Granges AB	4,227	46,435
H & M Hennes & Mauritz AB, B Shares	7,158	114,645
Hemnet Group AB	1,221	27,712
Hexagon AB, B Shares	4,177	41,836
Hexatronic Group AB	663	1,312
Hexpol AB	2,491	25,438
HMS Networks AB	212	8,913
Hoist Finance AB(1)	1,255	4,447
Holmen AB, B Shares	474	19,866
Hufvudstaden AB, A Shares	1,089	13,679
Husqvarna AB, B Shares(2)	4,455	34,018
Industrivarden AB, A Shares	658	19,798
Indutrade AB	1,341	29,416
Instalco AB	865	2,726
Investment AB Latour, B Shares(2)	180	4,037
INVISIO AB	1,193	20,355
Inwido AB	1,813	22,474
JM AB(2)	544	7,596
Karnov Group AB(1)	709	3,691
Lindab International AB	707	12,826
Loomis AB	1,472	39,148
MEKO AB	546	5,428
Millicom International Cellular SA, SDR(1)	2,103	35,541
MIPS AB	625	18,078
Modern Times Group MTG AB, B Shares(1)	2,611	21,070
Mycronic AB	1,472	33,439
NCC AB, B Shares	1,743	19,484
Neobo Fastigheter AB(1)	768	811
New Wave Group AB, B Shares	1,334	10,947
Nibe Industrier AB, B Shares(2)	2,360	13,939
Nobia AB(1)	2,246	1,912
Nordea Bank Abp	18,156	202,973

Note AB(1)	43	647
NP3 Fastigheter AB	794	14,239
Nyfosa AB	3,646	24,215
Pandox AB	1,358	16,521
Paradox Interactive AB	591	11,813
Platzer Fastigheter Holding AB, B Shares	723	4,679
Resurs Holding AB	2,909	6,759
Saab AB, B Shares	1,268	65,163
Samhallsbyggnadsbolaget i Norden AB	17,697	6,299
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	1,134	425
Sandvik AB	7,146	141,223
Scandic Hotels Group AB(1)	1,989	8,207
Sectra AB, B Shares(1)	1,680	21,310
Securitas AB, B Shares	1,580	14,223
Sinch AB(1)(2)	15,420	43,879
Skandinaviska Enskilda Banken AB, A Shares	10,320	124,878
Skanska AB, B Shares	4,703	75,579
SKF AB, B Shares	5,779	108,766
SkiStar AB(2)	872	9,338
Spotify Technology SA(1)	206	38,133
Stillfront Group AB(1)	1,472	1,637
Svenska Cellulosa AB SCA, B Shares	3,357	49,878
Svenska Handelsbanken AB, A Shares	12,380	116,982
Sweco AB, B Shares	619	7,415
Swedbank AB, A Shares	7,627	139,805
Synsam AB	555	2,183
Tele2 AB, B Shares	2,731	21,441
Telefonaktiebolaget LM Ericsson, ADR(2)	30,853	150,871
Telia Co. AB	27,258	64,663
Thule Group AB	202	4,958
Tobii Dynavox AB(1)	534	1,969
Troax Group AB	1,065	20,675
Truecaller AB, B Shares(1)(2)	987	3,032
Viaplay Group AB, B Shares(1)	308	696
Vitec Software Group AB, B Shares	501	26,274
Vitrolife AB	51	886
Volvo AB, A Shares	1,391	32,868
Volvo AB, B Shares	10,493	243,349
Volvo Car AB, Class B(1)	12,030	39,266
Wallenstam AB, B Shares	2,454	10,685
Wihlborgs Fastigheter AB	4,940	40,109
		3,949,875
Switzerland — 8.1%
ABB Ltd., ADR	1,818	72,375
Adecco Group AG	685	33,038
Alcon, Inc.	4,023	303,453
Allreal Holding AG	220	36,144
ALSO Holding AG	190	53,289
ams-OSRAM AG(1)	7,155	13,957
Arbonia AG	388	3,776
Ascom Holding AG	1,227	14,593
Autoneum Holding AG(1)	42	5,687
Baloise Holding AG	637	97,547
Banque Cantonale Vaudoise(2)	422	51,430
Barry Callebaut AG	35	58,328

Basilea Pharmaceutica AG(1)	513	20,346
Belimo Holding AG	125	60,939
Bossard Holding AG, Class A	50	11,412
Bucher Industries AG	77	30,375
Burckhardt Compression Holding AG	97	54,314
Bystronic AG	32	18,447
Calida Holding AG	79	2,570
Cembra Money Bank AG	575	43,220
Chocoladefabriken Lindt & Spruengli AG	1	122,313
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	5	61,823
Cie Financiere Richemont SA, Class A	3,860	482,770
Clariant AG(1)	1,815	27,178
Comet Holding AG	88	24,223
Daetwyler Holding AG, Bearer Shares	196	44,441
DKSH Holding AG	546	36,087
dormakaba Holding AG	107	57,715
Flughafen Zurich AG	252	53,402
Forbo Holding AG	30	34,010
Geberit AG	290	162,694
Georg Fischer AG	1,247	81,814
Givaudan SA	5	18,712
Helvetia Holding AG	518	70,856
Huber & Suhner AG	222	16,502
Idorsia Ltd.(1)(2)	261	570
Implenia AG	377	12,328
Inficon Holding AG	50	67,395
Interroll Holding AG	10	28,643
Intershop Holding AG	6	4,196
Julius Baer Group Ltd.	3,418	172,944
Kardex Holding AG	30	7,190
Kuehne + Nagel International AG	738	213,630
LEM Holding SA	15	32,132
Leonteq AG(2)	218	9,782
Logitech International SA	1,693	148,002
Lonza Group AG	238	92,135
Medmix AG	776	16,598
Meier Tobler Group AG	274	11,342
Mobilezone Holding AG	927	13,915
Mobimo Holding AG	83	24,592
Nestle SA	5,897	671,011
Novartis AG, ADR	11,559	1,131,626
OC Oerlikon Corp. AG	3,616	15,090
Orior AG	273	22,657
Partners Group Holding AG	376	495,752
Peach Property Group AG(1)	94	1,194
PSP Swiss Property AG	557	73,499
Roche Holding AG	4,127	1,110,250
Roche Holding AG, Bearer Shares	153	43,590
Sandoz Group AG(1)(2)	2,311	65,967
Schindler Holding AG	232	49,788
Schindler Holding AG, Bearer Participation Certificate	390	87,385
Schweiter Technologies AG	6	3,467
SFS Group AG	287	32,374
SGS SA	1,206	102,634
Siegfried Holding AG(1)	89	80,249

SIG Group AG(1)	704	16,429
Sika AG	165	44,839
Softwareone Holding AG(1)	1,446	29,360
Sonova Holding AG	191	55,144
St. Galler Kantonalbank AG	52	28,703
Stadler Rail AG	1,487	55,050
Straumann Holding AG	689	94,756
Swatch Group AG	731	36,599
Swatch Group AG, Bearer Shares	403	105,752
Swiss Life Holding AG	496	318,511
Swiss Prime Site AG	1,054	105,985
Swiss Re AG	2,033	240,099
Swisscom AG	441	257,537
Temenos AG	772	65,512
TX Group AG	33	3,847
UBS Group AG	24,738	698,848
Valiant Holding AG	269	29,031
Vontobel Holding AG	472	27,353
Zehnder Group AG	132	7,320
Zurich Insurance Group AG	1,211	606,731
		9,949,113
United Kingdom — 13.2%
3i Group PLC	19,710	557,451
4imprint Group PLC	1,234	66,742
abrdn PLC	20,535	42,384
Admiral Group PLC	6,038	206,306
Advanced Medical Solutions Group PLC	639	1,629
AG Barr PLC	1,581	9,545
Airtel Africa PLC	7,779	10,779
AJ Bell PLC	9,713	31,348
Alliance Pharma PLC	3,707	1,813
Anglo American PLC	14,603	395,200
Antofagasta PLC	4,265	75,717
Ashmore Group PLC	6,180	13,838
Ashtead Group PLC	6,945	419,651
ASOS PLC(1)(2)	473	2,292
AstraZeneca PLC, ADR	12,913	834,051
Auto Trader Group PLC	15,976	146,531
Aviva PLC	17,993	95,002
B&M European Value Retail SA	15,450	112,109
BAE Systems PLC	11,954	158,597
Balfour Beatty PLC	6,251	25,743
Bank of Georgia Group PLC	1,181	51,492
Barclays PLC, ADR	53,655	387,389
Barratt Developments PLC	7,334	47,688
Beazley PLC	14,749	100,148
Bellway PLC	1,768	51,833
Berkeley Group Holdings PLC	1,234	72,417
boohoo Group PLC(1)(2)	2,263	914
Britvic PLC	6,606	69,501
BT Group PLC	92,304	143,476
Bunzl PLC	1,190	45,174
Burberry Group PLC	8,805	163,113
Burford Capital Ltd.	2,313	31,353
Bytes Technology Group PLC	5,314	36,407

Capital Ltd.	3,161	3,191
Centrica PLC	115,062	216,838
Chesnara PLC	1,868	6,028
Clarkson PLC	518	19,121
Close Brothers Group PLC	3,501	34,074
CMC Markets PLC	3,530	4,022
Coats Group PLC	62,660	52,394
Coca-Cola HBC AG(1)	4,125	114,615
Compass Group PLC	7,179	181,747
Computacenter PLC	2,120	72,404
ConvaTec Group PLC	9,131	25,932
Crest Nicholson Holdings PLC	6,224	14,608
Croda International PLC	883	50,096
Darktrace PLC(1)	10,767	47,408
De La Rue PLC(1)	1,379	1,172
Dechra Pharmaceuticals PLC	29	1,402
Deliveroo PLC(1)	7,226	13,018
DFS Furniture PLC	4,357	5,828
Diageo PLC, ADR	3,744	526,294
Direct Line Insurance Group PLC(1)	17,487	41,667
Domino's Pizza Group PLC	1,508	7,055
dotdigital group PLC	2,241	2,535
Dr. Martens PLC	1,282	1,468
Drax Group PLC	8,997	49,639
DS Smith PLC	30,206	111,084
Dunelm Group PLC	3,891	51,380
Elementis PLC(1)	1,536	2,302
Experian PLC	5,252	193,083
Firstgroup PLC	26,990	54,579
Forterra PLC	7,443	14,394
Frasers Group PLC(1)	3,237	36,164
Frontier Developments PLC(1)	147	278
Funding Circle Holdings PLC(1)	1,643	798
Games Workshop Group PLC	1,050	142,259
Gamma Communications PLC	1,981	26,473
Genus PLC	48	1,204
Georgia Capital PLC(1)	520	6,567
Golar LNG Ltd.	3,038	65,408
Grafton Group PLC	5,672	58,102
Grainger PLC	14,430	46,335
Greggs PLC	3,419	106,146
GSK PLC, ADR	7,704	277,267
Gym Group PLC(1)	1,381	1,730
Haleon PLC, ADR(2)	16,906	144,715
Halfords Group PLC	3,648	8,674
Halma PLC	157	4,237
Hargreaves Lansdown PLC	7,544	68,559
Hays PLC	38,579	51,005
Helios Towers PLC(1)	17,406	15,738
Hikma Pharmaceuticals PLC	5,025	109,500
Hill & Smith PLC	2,533	57,819
Hiscox Ltd.	7,688	98,747
Hollywood Bowl Group PLC	6,800	22,888
Howden Joinery Group PLC	14,527	134,741
HSBC Holdings PLC, ADR(2)	27,855	1,070,468

Ibstock PLC	9,891	16,366
IG Group Holdings PLC	8,129	70,301
IMI PLC	2,842	56,170
Impax Asset Management Group PLC	3,370	19,526
Inchcape PLC	7,074	56,685
Informa PLC	898	8,444
InterContinental Hotels Group PLC	618	47,923
Intermediate Capital Group PLC	4,349	86,204
International Distributions Services PLC(1)	19,172	58,790
Intertek Group PLC	1,775	89,499
Investec PLC	9,417	61,198
IP Group PLC	12,733	8,120
IWG PLC(1)	13,812	24,882
J D Wetherspoon PLC(1)	2,815	24,347
J Sainsbury PLC	38,455	138,958
JD Sports Fashion PLC	49,004	97,540
Johnson Matthey PLC	2,174	42,608
Johnson Service Group PLC	22,596	37,554
Jubilee Metals Group PLC(1)	7,916	551
Jupiter Fund Management PLC	3,692	3,854
Just Group PLC	16,383	16,685
Kainos Group PLC	1,547	18,956
Kingfisher PLC	24,078	66,835
Lancashire Holdings Ltd.	3,926	30,985
Legal & General Group PLC	33,274	96,701
Liontrust Asset Management PLC	2,676	18,172
Lloyds Banking Group PLC, ADR	191,287	418,919
London Stock Exchange Group PLC	855	96,387
Luxfer Holdings PLC	75	619
M&G PLC	22,445	59,450
Man Group PLC	32,132	85,115
Marks & Spencer Group PLC	59,439	189,302
Marshalls PLC	1,215	3,853
Marston's PLC(1)	12,037	4,532
Me Group International PLC	5,119	8,285
Mears Group PLC	3,833	13,339
Metro Bank Holdings PLC(1)	960	480
Mitchells & Butlers PLC(1)	5,167	14,483
Molten Ventures PLC(1)	4,257	14,050
Mondi PLC	7,552	134,563
Moneysupermarket.com Group PLC	9,846	33,937
Morgan Sindall Group PLC	1,399	36,073
National Grid PLC, ADR(2)	4,905	323,779
NatWest Group PLC, ADR	34,376	183,912
Next 15 Group PLC	2,312	21,654
Next PLC	2,645	265,430
Ninety One PLC	8,006	17,444
Ocado Group PLC(1)	137	1,041
OSB Group PLC	9,951	47,415
Oxford Nanopore Technologies PLC(1)	3,685	9,023
Pagegroup PLC	10,810	61,358
Paragon Banking Group PLC	5,421	33,138
PayPoint PLC	2,378	14,146
Pearson PLC, ADR(2)	6,095	72,226
Pendragon PLC(1)	9,997	4,018

Pennon Group PLC	4,373	39,025
Persimmon PLC	3,041	48,182
Pets at Home Group PLC	2,830	11,429
Phoenix Group Holdings PLC	4,282	25,230
Plus500 Ltd.	3,181	57,843
Prax Exploration & Production PLC	44,885	1,003
Premier Foods PLC	8,265	13,387
Prudential PLC, ADR(2)	3,306	72,501
QinetiQ Group PLC	10,804	40,490
Quilter PLC	65,467	77,095
Rathbones Group PLC	910	18,340
Reach PLC	4,206	3,798
Reckitt Benckiser Group PLC	4,607	314,506
Redde Northgate PLC	8,830	39,980
Redrow PLC	3,883	26,479
RELX PLC, ADR	9,115	351,657
Renewi PLC(1)	590	4,365
Renishaw PLC	188	7,435
Rentokil Initial PLC	6,058	32,898
Restaurant Group PLC(1)	13,085	10,713
Restore PLC	1,046	2,943
Ricardo PLC	2,015	11,836
Rightmove PLC	11,242	77,543
Rolls-Royce Holdings PLC(1)	27,328	93,256
RS Group PLC	3,876	36,679
RWS Holdings PLC	2,012	6,173
Sage Group PLC	5,091	72,845
Schroders PLC	6,155	31,337
Senior PLC	1,051	2,283
Severn Trent PLC	2,677	87,941
SIG PLC(1)	48,062	17,293
Sirius Real Estate Ltd.	8,359	9,298
Smart Metering Systems PLC	1,084	8,880
Smith & Nephew PLC, ADR	4,128	107,122
Smiths Group PLC	2,069	43,169
Softcat PLC	3,965	63,670
Spectris PLC	1,295	55,071
Speedy Hire PLC	7,713	3,064
Spirax-Sarco Engineering PLC	268	31,317
Spirent Communications PLC	7,680	11,097
SSP Group PLC(1)	8,586	22,550
St. James's Place PLC	11,051	90,719
Standard Chartered PLC	33,126	274,222
SThree PLC	2,269	11,585
Strix Group PLC	2,815	2,544
Superdry PLC(1)	884	428
Taylor Wimpey PLC	54,799	89,818
TBC Bank Group PLC	1,382	48,541
Telecom Plus PLC	1,536	29,692
THG PLC(1)(2)	22,927	22,094
TI Fluid Systems PLC	5,283	9,130
Travis Perkins PLC	3,829	36,840
Tremor International Ltd.(1)	1,016	1,850
TUI AG(1)	1,254	7,649
Tyman PLC	575	1,907

Unilever PLC, ADR	8,402	400,775
United Utilities Group PLC	8,342	114,952
Vanquis Banking Group PLC	9,732	13,702
Vertu Motors PLC	9,677	10,438
Vesuvius PLC	5,462	29,603
Virgin Money UK PLC	41,293	75,855
Vistry Group PLC	5,139	48,466
Vodafone Group PLC, ADR	25,684	232,697
Watkin Jones PLC	1,419	842
Weir Group PLC	4,305	102,041
WH Smith PLC	1,625	26,072
Whitbread PLC	2,066	80,780
Wickes Group PLC	15,313	24,938
Wincanton PLC	592	2,176
Wise PLC, Class A(1)	16,979	167,964
WPP PLC, ADR(2)	869	38,914
XP Power Ltd.(2)	636	9,651
Yellow Cake PLC(1)	5,335	38,242
YouGov PLC	1,144	15,056
		16,300,564
United States — 0.2%
Atlassian Corp., Class A(1)	568	108,460
Gen Digital, Inc.	2	44
Newmont Corp.	4,220	167,915
Resolute Forest Products, Inc.(1)	1,220	1,360
		277,779
TOTAL COMMON STOCKS (Cost $113,905,553)		122,483,012
RIGHTS†
Australia†
Aeris Resources Ltd.(1)	1,271	9
Healius Ltd.(1)	531	105
		114
Switzerland†
ams-OSRAM AG(1)	7,155	11,933
TOTAL RIGHTS (Cost $22,099)		12,047
WARRANTS†
Australia†
Magellan Financial Group Ltd.(1)(2)	4	—
Canada†
Constellation Software, Inc.(1)	144	1
Italy†
Innovatec SpA(1)	18	6
TOTAL WARRANTS (Cost $—)		7
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	97,733	97,733
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,117,616	3,117,616
TOTAL SHORT-TERM INVESTMENTS (Cost $3,215,349)		3,215,349
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $117,143,001)		125,710,415
OTHER ASSETS AND LIABILITIES — (2.2)%		(2,708,053)
TOTAL NET ASSETS — 100.0%		$123,002,362

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	13.6%
Information Technology	9.5%
Health Care	8.8%
Consumer Staples	6.4%
Materials	6.4%
Communication Services	5.0%
Real Estate	2.8%
Utilities	2.0%
Energy	0.3%
Short-Term Investments	2.6%
Other Assets and Liabilities	(2.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,446,675. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,618,644, which includes securities collateral of $1,501,028.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Belgium	$269,545	$880,572	—
Denmark	1,882,203	1,699,427	—
Finland	57,194	893,741	—
France	1,638,124	10,350,216	—
Germany	786,758	7,934,887	—
Hong Kong	26,205	2,255,238	—
Ireland	27,228	788,884	—
Israel	274,404	798,827	—
Japan	3,004,150	23,310,844	—
Netherlands	2,100,825	2,536,761	—
Singapore	54,520	1,488,703	—
Spain	976,450	1,966,831	—
Sweden	189,004	3,760,871	—
Switzerland	1,968,816	7,980,297	—
United Kingdom	5,508,713	10,791,851	—
United States	109,820	167,959	—
Other Countries	—	26,003,144	—
Rights	—	12,047	—
Warrants	—	7	—
Short-Term Investments	3,215,349	—	—
	$22,089,308	$103,621,107	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.